UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2009

Item 1. Reports to Stockholders

Fidelity®
Institutional
Money Market
Funds

Semiannual Report

September 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Fidelity Institutional Money Market Funds
Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Only Portfolio	<Click Here>
Treasury Portfolio	<Click Here>
Government Portfolio	<Click Here>
Prime Money Market Portfolio	<Click Here>
Money Market Portfolio	<Click Here>
Tax-Exempt Portfolio	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Fund Goals:
Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009) for Class I, Class II, Class III, Class IV, Select Class and Institutional Class and for the entire period (June 26, 2009 to September 30, 2009) for Class F. The hypothetical expense example is based on an investment of $1,000 invested at the beginning of the period and held for the one-half year period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2009	Expenses Paid During Period
Treasury Only Portfolio
Class I	.22%
Actual		$ 1,000.00	$ 1,000.80	$ 1.10B
HypotheticalA		$ 1,000.00	$ 1,023.97	$ 1.12C
Class II	.34%
Actual		$ 1,000.00	$ 1,000.20	$ 1.70B
HypotheticalA		$ 1,000.00	$ 1,023.36	$ 1.72C
Class III	.37%
Actual		$ 1,000.00	$ 1,000.10	$ 1.86B**
HypotheticalA		$ 1,000.00	$ 1,023.21	$ 1.88C**
Class IV	.38%
Actual		$ 1,000.00	$ 1,000.10	$ 1.91B**
HypotheticalA		$ 1,000.00	$ 1,023.16	$ 1.93C**
Select Class	.27%
Actual		$ 1,000.00	$ 1,000.60	$ 1.35B
HypotheticalA		$ 1,000.00	$ 1,023.71	$ 1.37C
Treasury Portfolio
Class I	.22%
Actual		$ 1,000.00	$ 1,000.90	$ 1.10B
HypotheticalA		$ 1,000.00	$ 1,023.97	$ 1.12C
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2009	Expenses Paid During Period
Class II	.35%
Actual		$ 1,000.00	$ 1,000.30	$ 1.76B
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78C
Class III	.39%
Actual		$ 1,000.00	$ 1,000.10	$ 1.96B**
HypotheticalA		$ 1,000.00	$ 1,023.11	$ 1.98C**
Class IV	.39%
Actual		$ 1,000.00	$ 1,000.10	$ 1.96B**
HypotheticalA		$ 1,000.00	$ 1,023.11	$ 1.98C**
Select Class	.27%
Actual		$ 1,000.00	$ 1,000.70	$ 1.35B
HypotheticalA		$ 1,000.00	$ 1,023.71	$ 1.37C
Government Portfolio
Class I	.21%
Actual		$ 1,000.00	$ 1,001.40	$ 1.05B
HypotheticalA		$ 1,000.00	$ 1,024.02	$ 1.07C
Class II	.36%
Actual		$ 1,000.00	$ 1,000.70	$ 1.81B
HypotheticalA		$ 1,000.00	$ 1,023.26	$ 1.83C
Class III	.43%
Actual		$ 1,000.00	$ 1,000.40	$ 2.16B**
HypotheticalA		$ 1,000.00	$ 1,022.91	$ 2.18C**
Select Class	.26%
Actual		$ 1,000.00	$ 1,001.20	$ 1.30B
HypotheticalA		$ 1,000.00	$ 1,023.76	$ 1.32C
Prime Money Market Portfolio
Class I	.21%
Actual		$ 1,000.00	$ 1,002.50	$ 1.05B
HypotheticalA		$ 1,000.00	$ 1,024.02	$ 1.07C
Class II	.37%
Actual		$ 1,000.00	$ 1,001.70	$ 1.86B
HypotheticalA		$ 1,000.00	$ 1,023.21	$ 1.88C
Class III	.47%
Actual		$ 1,000.00	$ 1,001.20	$ 2.36B
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.38C
Class IV	.63%
Actual		$ 1,000.00	$ 1,000.40	$ 3.16B**
HypotheticalA		$ 1,000.00	$ 1,021.91	$ 3.19C**
Select Class	.26%
Actual		$ 1,000.00	$ 1,002.20	$ 1.30B
HypotheticalA		$ 1,000.00	$ 1,023.76	$ 1.32C
Institutional Class	.15%
Actual		$ 1,000.00	$ 1,002.80	$ .75B
HypotheticalA		$ 1,000.00	$ 1,024.32	$ .76C
Money Market Portfolio
Class I	.21%
Actual		$ 1,000.00	$ 1,003.30	$ 1.05B
HypotheticalA		$ 1,000.00	$ 1,024.02	$ 1.07C
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2009	Expenses Paid During Period
Class II	.36%
Actual		$ 1,000.00	$ 1,002.60	$ 1.81B
HypotheticalA		$ 1,000.00	$ 1,023.26	$ 1.83C
Class III	.46%
Actual		$ 1,000.00	$ 1,002.10	$ 2.31B
HypotheticalA		$ 1,000.00	$ 1,022.76	$ 2.33C
Select Class	.26%
Actual		$ 1,000.00	$ 1,003.10	$ 1.31B
HypotheticalA		$ 1,000.00	$ 1,023.76	$ 1.32C
Class F	.17%
Actual		$ 1,000.00	$ 1,001.40	$ .45B
HypotheticalA		$ 1,000.00	$ 1,024.22	$ .86C
Institutional Class	.17%
Actual		$ 1,000.00	$ 1,003.50	$ .85B
HypotheticalA		$ 1,000.00	$ 1,024.22	$ .86C
Tax-Exempt Portfolio
Class I	.26%
Actual		$ 1,000.00	$ 1,001.10	$ 1.30B
HypotheticalA		$ 1,000.00	$ 1,023.76	$ 1.32C
Class II	.39%
Actual		$ 1,000.00	$ 1,000.50	$ 1.96B
HypotheticalA		$ 1,000.00	$ 1,023.11	$ 1.98C
Class III	.45%
Actual		$ 1,000.00	$ 1,000.20	$ 2.26B**
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.28C**
Select Class	.30%
Actual		$ 1,000.00	$ 1,000.90	$ 1.50B
HypotheticalA		$ 1,000.00	$ 1,023.56	$ 1.52C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Class I, Class II, Class III, Class IV, Select Class and Institutional Class and multiplied by 97/365 (to reflect the period June 26, 2009 to September 30, 2009) for Class F.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Treasury Only Portfolio
Class III	.47%
Actual		$ 2.36
HypotheticalA		$ 2.38
Class IV	.71%
Actual		$ 3.56
HypotheticalA		$ 3.60
	Annualized Expense Ratio	Expenses Paid
Treasury Portfolio
Class III	.47%
Actual		$ 2.36
HypotheticalA		$ 2.38
Class IV	.72%
Actual		$ 3.61
HypotheticalA		$ 3.65
Government Portfolio
Class III	.46%
Actual		$ 2.31
HypotheticalA		$ 2.33
Prime Money Market Portfolio
Class IV	.72%
Actual		$ 3.61
HypotheticalA		$ 3.65
Tax-Exempt Portfolio
Class III	.51%
Actual		$ 2.56
HypotheticalA		$ 2.59

A 5% return per year before expenses

Semiannual Report

Treasury Only Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/09	% of fund's investments 3/31/09	% of fund's investments 9/30/08
0 - 30	53.9	20.7	44.9
31 - 90	19.5	50.8	31.0
91 - 180	12.0	19.9	22.5
181 - 397	14.6	8.6	1.6
Weighted Average Maturity
	9/30/09	3/31/09	9/30/08
Treasury Only Portfolio	71 Days	78 Days	53 Days
All Taxable Money Market Funds Average*	51 Days	48 Days	41 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
U.S. Treasury Obligations 104.0%	U.S. Treasury Obligations 108.1%
Net Other Assets** (4.0)%	Net Other Assets** (8.1)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Treasury Only Portfolio

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 104.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 95.5%
10/1/09 to 9/23/10	0.03 to 1.80%	$ 13,699,149	$ 13,688,633
U.S. Treasury Notes - 8.5%
10/31/09 to 5/15/10	0.08 to 1.58	1,197,500	1,211,764
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $14,900,397)	14,900,397
NET OTHER ASSETS - (4.0)%	(573,075)
NET ASSETS - 100%	$ 14,327,322
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $14,900,397)		$ 14,900,397
Receivable for fund shares sold		4,618
Interest receivable		12,839
Prepaid expenses		78
Other affiliated receivables		159
Total assets		14,918,091

Liabilities
Payable for investments purchased	$ 574,985
Payable for fund shares redeemed	12,710
Distributions payable	210
Accrued management fee	1,717
Distribution fees payable	294
Other affiliated payables	821
Other payables and accrued expenses	32
Total liabilities		590,769

Net Assets		$ 14,327,322
Net Assets consist of:
Paid in capital		$ 14,326,400
Distributions in excess of net investment income		(30)
Accumulated undistributed net realized gain (loss) on investments		952
Net Assets		$ 14,327,322

Class I: Net Asset Value, offering price and redemption price per share ($12,114,229 ÷ 12,112,932 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($695,931 ÷ 696,021 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($692,487 ÷ 692,372 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($62,655 ÷ 62,655 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($762,020 ÷ 762,088 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2009 (Unaudited)

Investment Income
Interest		$ 31,091

Expenses
Management fee	$ 11,366
Transfer agent fees	4,900
Distribution fees	1,924
Accounting fees and expenses	537
Custodian fees and expenses	86
Independent trustees' compensation	29
Registration fees	38
Audit	42
Legal	18
Miscellaneous	577
Total expenses before reductions	19,517
Expense reductions	(607)	18,910
Net investment income		12,181
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		203
Net increase in net assets resulting from operations		$ 12,384

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 12,181	$ 109,832
Net realized gain (loss)	203	692
Net increase in net assets resulting from operations	12,384	110,524
Distributions to shareholders from net investment income	(12,211)	(109,832)
Share transactions - net increase (decrease)	(3,851,064)	10,160,491
Total increase (decrease) in net assets	(3,850,891)	10,161,183

Net Assets
Beginning of period	18,178,213	8,017,030
End of period (including distributions in excess of net investment income of $30 and undistributed net investment income of $0, respectively)	$ 14,327,322	$ 18,178,213

Financial Highlights - Class I

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.010	.040	.048	.033	.014
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.001	.010	.040	.048	.033	.014
Distributions from net investment income	(.001)	(.010)	(.040)	(.048)	(.033)	(.014)
Distributions from net realized gain	-	-	-	-	-	- E
Total distributions	(.001)	(.010)	(.040)	(.048)	(.033)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.08%	1.05%	4.03%	4.87%	3.33%	1.45%
Ratios to Average Net Assets D
Expenses before reductions	.22% A	.24%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.22% A	.23%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.22% A	.23%	.20%	.20%	.20%	.20%
Net investment income	.17% A	.81%	3.48%	4.78%	3.30%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 12,114	$ 15,535	$ 6,775	$ 1,425	$ 1,055	$ 835

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.009	.038	.046	.031	.013
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	.009	.038	.046	.031	.013
Distributions from net investment income	- E	(.009)	(.038)	(.046)	(.031)	(.013)
Distributions from net realized gain	-	-	-	-	-	- E
Total distributions	- E	(.009)	(.038)	(.046)	(.031)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.02%	.89%	3.88%	4.71%	3.18%	1.30%
Ratios to Average Net Assets D
Expenses before reductions	.37% A	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.34% A	.38%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.34% A	.38%	.35%	.35%	.35%	.35%
Net investment income	.04% A	.66%	3.58%	4.63%	3.15%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$ 696	$ 906	$ 514	$ 210	$ 102	$ 121

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.008	.037	.045	.030	.012
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	.008	.037	.045	.030	.012
Distributions from net investment income	- E	(.008)	(.037)	(.045)	(.030)	(.012)
Distributions from net realized gain	-	-	-	-	-	- E
Total distributions	- E	(.008)	(.037)	(.045)	(.030)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.80%	3.77%	4.61%	3.07%	1.20%
Ratios to Average Net Assets D
Expenses before reductions	.47% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.37% A	.47%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.37% A	.47%	.45%	.45%	.45%	.45%
Net investment income	.01% A	.57%	3.46%	4.53%	3.05%	1.18%
Supplemental Data
Net assets, end of period (in millions)	$ 692	$ 835	$ 514	$ 187	$ 120	$ 135

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class IV

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008D

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.006	.007
Net realized and unrealized gain (loss) F	-	-	-
Total from investment operations	-F	.006	.007
Distributions from net investment income	- F	(.006)	(.007)
Distributions from net realized gain	-	-	-
Total distributions	- F	(.006)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.60%	.71%
Ratios to Average Net Assets E
Expenses before reductions	.71% A	.74%	.77%A
Expenses net of fee waivers, if any	.38% A	.65%	.70%A
Expenses net of all reductions	.38% A	.65%	.70%A
Net investment income	-% A,G	.39%	1.70%A
Supplemental Data
Net assets, end of period (in millions)	$ 63	$ 140	$ 39

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Amount represents less than .01%.

Financial Highlights - Select Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.010	.039	.047	.032	.014
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.001	.010	.039	.047	.032	.014
Distributions from net investment income	(.001)	(.010)	(.039)	(.047)	(.032)	(.014)
Distributions from net realized gain	-	-	-	-	-	- E
Total distributions	(.001)	(.010)	(.039)	(.047)	(.032)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.06%	.99%	3.98%	4.81%	3.28%	1.40%
Ratios to Average Net Assets D
Expenses before reductions	.27% A	.29%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.27% A	.28%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.27% A	.28%	.25%	.25%	.25%	.25%
Net investment income	.12% A	.76%	3.50%	4.73%	3.25%	1.38%
Supplemental Data
Net assets, end of period (in millions)	$ 762	$ 763	$ 174	$ 17	$ 33	$ 12

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/09	% of fund's investments 3/31/09	% of fund's investments 9/30/08
0 - 30	71.3	63.0	93.0
31 - 90	6.9	9.7	1.7
91 - 180	6.8	17.2	2.9
181 - 397	15.0	10.1	2.4
Weighted Average Maturity
	9/30/09	3/31/09	9/30/08
Treasury Portfolio	57 Days	55 Days	12 Days
All Taxable Money Market Funds Average*	51 Days	48 Days	41 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
U.S. Treasury Obligations 34.0%	U.S. Treasury Obligations 45.9%
Repurchase Agreements 66.0%	Repurchase Agreements 55.0%
Net Other Assets 0.0%	Net Other Assets** (0.9)%

**Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

Semiannual Report

Treasury Portfolio

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 34.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 30.2%
10/1/09 to 9/23/10	0.19 to 1.80%	$ 5,658,221	$ 5,646,035
U.S. Treasury Notes - 3.8%
10/31/09 to 5/15/10	0.29 to 1.58	702,000	711,055
TOTAL U.S. TREASURY OBLIGATIONS			6,357,090
Repurchase Agreements - 66.0%
	Maturity Amount (000s)
In a joint trading account at:
0.03% dated 9/30/09 due 10/1/09 (Collateralized by U.S. Government Obligations) #	$ 322,540	322,540
0.04% dated 9/30/09 due 10/1/09 (Collateralized by U.S. Government Obligations) #	8,820,593	8,820,583
With:
Barclays Capital, Inc. at:
0.15%, dated 9/17/09 due 10/16/09 (Collateralized by U.S. Treasury Obligations valued at $204,011,967, 4% - 6.88%, 8/15/18 - 8/15/25)	200,024	200,000
0.16%, dated 9/17/09 due 11/16/09 (Collateralized by U.S. Treasury Obligations valued at $408,025,483, 3.88% 7/15/10)	400,107	400,000
BNP Paribas Securities Corp. at:
0.18%, dated 9/3/09 due 10/5/09 (Collateralized by U.S. Treasury Obligations valued at $615,978,319, 3.5% - 11.25%, 2/15/15 - 2/15/39)	603,096	603,000
0.21%, dated 8/14/09 due 10/30/09 (Collateralized by U.S. Treasury Obligations valued at $823,763,383, 5% - 8.13%, 5/15/16 - 5/15/37)	806,362	806,000
Deutsche Bank Securities, Inc. at 0.18%, dated 9/1/09 due:
10/19/09 (Collateralized by U.S. Treasury Obligations valued at $411,121,664, 0% - 6.25%, 11/27/09 - 8/15/23)	403,097	403,000
10/20/09 (Collateralized by U.S. Treasury Obligations valued at $411,121,762, 0% - 6.75%, 3/4/10 - 8/15/26)	403,099	403,000
Morgan Stanley & Co., Inc. at 0.16%, dated 9/17/09 due 10/19/09 (Collateralized by U.S. Treasury Obligations valued at $415,233,891, 4.25%, 5/15/39)	400,057	400,000
TOTAL REPURCHASE AGREEMENTS		12,358,123

		Value (000s)
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $18,715,213)		$ 18,715,213
NET OTHER ASSETS - 0.0%		6,310
NET ASSETS - 100%		$ 18,721,523
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$322,540,000 due 10/01/09 at 0.03%
BNP Paribas Securities Corp.	$ 122,068
Banc of America Securities LLC	45,596
Barclays Capital, Inc.	65,137
Deutsche Bank Securities, Inc.	24,602
Morgan Stanley & Co., Inc.	65,137
$ 322,540
$8,820,583,000 due 10/01/09 at 0.04%
BNP Paribas Securities Corp.	$ 1,432,255
Banc of America Securities LLC	798,664
Bank of America, NA	1,996,659
Barclays Capital, Inc.	439,953
Deutsche Bank Securities, Inc.	79,866
ING Financial Markets LLC	399,332
J.P. Morgan Securities, Inc.	1,597,328
Mizuho Securities USA, Inc.	798,664
Morgan Stanley & Co., Inc.	479,198
RBC Capital Markets Corp.	199,666
Societe Generale, New York Branch	199,666
UBS Securities LLC	399,332
$ 8,820,583
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $12,358,123) - See accompanying schedule: Unaffiliated issuers (cost $18,715,213)		$ 18,715,213
Receivable for fund shares sold		985
Interest receivable		9,442
Prepaid expenses		103
Other affiliated receivables		815
Other receivables		67
Total assets		18,726,625

Liabilities
Payable for fund shares redeemed	90
Distributions payable	474
Accrued management fee	2,236
Transfer agent fee payable	958
Distribution fees payable	1,143
Other affiliated payables	107
Other payables and accrued expenses	94
Total liabilities		5,102

Net Assets		$ 18,721,523
Net Assets consist of:
Paid in capital		$ 18,719,569
Distributions in excess of net investment income		(42)
Accumulated undistributed net realized gain (loss) on investments		1,996
Net Assets		$ 18,721,523

Class I: Net Asset Value, offering price and redemption price per share ($13,217,426 ÷ 13,213,850 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($244,359 ÷ 244,225 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($4,246,651 ÷ 4,246,550 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($448,923 ÷ 448,828 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($564,164 ÷ 564,076 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2009 (Unaudited)

Investment Income
Interest		$ 43,436

Expenses
Management fee	$ 14,978
Transfer agent fees	6,443
Distribution fees	7,314
Accounting fees and expenses	643
Custodian fees and expenses	46
Independent trustees' compensation	39
Registration fees	57
Audit	51
Legal	24
Miscellaneous	1,085
Total expenses before reductions	30,680
Expense reductions	(2,609)	28,071
Net investment income		15,365
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		408
Net increase in net assets resulting from operations		$ 15,773

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,365	$ 242,474
Net realized gain (loss)	408	2,083
Net increase in net assets resulting from operations	15,773	244,557
Distributions to shareholders from net investment income	(15,407)	(242,465)
Share transactions - net increase (decrease)	(4,308,721)	1,843,470
Total increase (decrease) in net assets	(4,308,355)	1,845,562

Net Assets
Beginning of period	23,029,878	21,184,316
End of period (including distributions in excess of net investment income of $42 and undistributed net investment income of $0, respectively)	$ 18,721,523	$ 23,029,878

Financial Highlights - Class I

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.011	.041	.050	.035	.015
Distributions from net investment income	(.001)	(.011)	(.041)	(.050)	(.035)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.09%	1.11%	4.20%	5.11%	3.55%	1.50%
Ratios to Average Net Assets D
Expenses before reductions	.22% A	.23%	.22%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.22% A	.22%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.22% A	.22%	.20%	.20%	.20%	.20%
Net investment income	.19% A	1.04%	3.71%	5.01%	3.51%	1.48%
Supplemental Data
Net assets, end of period (in millions)	$ 13,217	$ 16,236	$ 15,037	$ 5,491	$ 4,297	$ 5,348

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.010	.040	.048	.033	.013
Distributions from net investment income	- E	(.010)	(.040)	(.048)	(.033)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.03%	.96%	4.04%	4.96%	3.39%	1.35%
Ratios to Average Net Assets D
Expenses before reductions	.37% A	.38%	.37%	.39%	.38%	.38%
Expenses net of fee waivers, if any	.35% A	.36%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.36%	.35%	.35%	.35%	.35%
Net investment income	.06% A	.90%	3.90%	4.86%	3.36%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$ 244	$ 407	$ 305	$ 355	$ 331	$ 180

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.009	.039	.047	.032	.012
Distributions from net investment income	- E	(.009)	(.039)	(.047)	(.032)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.87%	3.94%	4.85%	3.29%	1.25%
Ratios to Average Net Assets D
Expenses before reductions	.47% A	.48%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.39% A	.46%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.39% A	.46%	.45%	.45%	.45%	.45%
Net investment income	.02% A	.80%	3.74%	4.76%	3.26%	1.23%
Supplemental Data
Net assets, end of period (in millions)	$ 4,247	$ 5,051	$ 5,329	$ 3,663	$ 3,299	$ 3,439

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class IV

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008 D

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.007	.007
Distributions from net investment income	- F	(.007)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.71%	.68%
Ratios to Average Net Assets E
Expenses before reductions	.72% A	.73%	.72% A
Expenses net of fee waivers, if any	.39% A	.62%	.70%A
Expenses net of all reductions	.39% A	.62%	.70%A
Net investment income	.02% A	.64%	2.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 448,923	$ 453,724	$ 117

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Select Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.011	.041	.049	.034	.014
Distributions from net investment income	(.001)	(.011)	(.041)	(.049)	(.034)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.07%	1.06%	4.15%	5.06%	3.49%	1.45%
Ratios to Average Net Assets D
Expenses before reductions	.27% A	.28%	.27%	.28%	.28%	.29%
Expenses net of fee waivers, if any	.27% A	.27%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.27% A	.27%	.25%	.25%	.25%	.25%
Net investment income	.14% A	.99%	3.95%	4.96%	3.46%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 564	$ 882	$ 513	$ 296	$ 270	$ 82

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/09	% of fund's investments 3/31/09	% of fund's investments 9/30/08
0 - 30	68.7	73.1	67.7
31 - 90	10.7	10.8	17.4
91 - 180	6.2	6.7	6.5
181 - 397	14.4	9.4	8.4
Weighted Average Maturity
	9/30/09	3/31/09	9/30/08
Government Portfolio	58 Days	48 Days	44 Days
All Taxable Money Market Funds Average*	51 Days	48 Days	41 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Federal Agency Issues 29.3%	Federal Agency Issues 52.1%
U.S. Treasury Obligations 13.8%	U.S. Treasury Obligations 4.8%
Repurchase Agreements 56.9%	Repurchase Agreements 44.3%
Net Other Assets 0.0%	Net Other Assets** (1.2)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Government Portfolio

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 29.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 5.5%
10/1/09 to 2/22/10	0.39 to 0.86% (b)	$ 3,579,545	$ 3,575,931
Federal Home Loan Bank - 16.9%
10/13/09 to 10/18/10	0.17 to 1.15 (b)	11,009,105	11,010,534
Freddie Mac - 6.9%
11/2/09 to 5/5/10	0.27 to 1.24 (b)	4,506,000	4,506,033
TOTAL FEDERAL AGENCIES			19,092,498
U.S. Treasury Obligations - 13.8%

U.S. Treasury Bills - 13.1%
10/22/09 to 9/23/10	0.39 to 1.01	8,569,254	8,540,725
U.S. Treasury Notes - 0.7%
5/15/10 to 6/30/10	0.48 to 0.60	433,000	440,038
TOTAL U.S. TREASURY OBLIGATIONS			8,980,763
Repurchase Agreements - 56.9%
	Maturity Amount (000s)
In a joint trading account at:
0.04% dated 9/30/09 due 10/1/09 (Collateralized by U.S. Government Obligations) #	$ 2,927	2,927
0.07% dated 9/30/09 due 10/1/09 (Collateralized by U.S. Government Obligations) #	34,129,989	34,129,919
With:
Deutsche Bank Securities, Inc. at 0.22%, dated 8/4/09 due 10/2/09 (Collateralized by U.S. Government Obligations valued at $873,429,473, 7%, 3/1/37 - 4/1/37)	856,309	856,000
ING Financial Markets LLC at:
0.18%, dated 9/17/09 due 10/19/09 (Collateralized by U.S. Government Obligations valued at $663,366,188, 0.55% - 6%, 10/25/14 - 7/25/48)	644,103	644,000
0.21%, dated 9/21/09 due 11/20/09 (Collateralized by U.S. Government Obligations valued at $664,352,137, 0.7% - 6.7%, 9/25/11 - 5/25/45)	646,226	646,000

	Maturity Amount (000s)	Value (000s)
0.23%, dated 8/17/09 due 10/16/09 (Collateralized by U.S. Government Obligations valued at $876,426,584, 1.46% - 9.85%, 10/1/11 - 12/1/40)	$ 859,329	$ 859,000
TOTAL REPURCHASE AGREEMENTS		37,137,846
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $65,211,107)		65,211,107
NET OTHER ASSETS - 0.0%		17,770
NET ASSETS - 100%		$ 65,228,877
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,927,000 due 10/01/09 at 0.04%
Banc of America Securities LLC	$ 1,194
Barclays Capital, Inc.	424
Morgan Stanley & Co., Inc.	539
UBS Securities LLC	770
$ 2,927
$34,129,919,000 due 10/01/09 at 0.07%
Banc of America Securities LLC	$ 2,347,947
Bank of America, NA	5,015,493
Barclays Capital, Inc.	3,036,174
Citigroup Global Markets, Inc.	1,214,470
Credit Suisse Securities (USA) LLC	1,619,293
Deutsche Bank Securities, Inc.	1,619,293
Greenwich Capital Markets, Inc.	1,619,293
ING Financial Markets LLC	2,428,939
J.P. Morgan Securities, Inc.	9,999,130
Merrill Lynch Government Securities, Inc.	404,823
Mizuho Securities USA, Inc.	2,267,010
Morgan Stanley & Co., Inc.	1,214,470
RBC Capital Markets Corp.	526,270
Societe Generale, New York Branch	817,314
$ 34,129,919
Other Information

All investments are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $37,137,846) - See accompanying schedule: Unaffiliated issuers (cost $65,211,107)		$ 65,211,107
Receivable for fund shares sold		357
Interest receivable		37,966
Prepaid expenses		342
Other affiliated receivables		327
Other receivables		225
Total assets		65,250,324

Liabilities
Payable for fund shares redeemed	$ 4,626
Distributions payable	3,993
Accrued management fee	7,798
Transfer agent fee payable	3,342
Distribution fees payable	862
Other affiliated payables	190
Other payables and accrued expenses	636
Total liabilities		21,447

Net Assets		$ 65,228,877
Net Assets consist of:
Paid in capital		$ 65,224,212
Distributions in excess of net investment income		(69)
Accumulated undistributed net realized gain (loss) on investments		4,734
Net Assets		$ 65,228,877

Class I: Net Asset Value, offering price and redemption price per share ($60,207,443 ÷ 60,199,813 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($1,551,290 ÷ 1,550,892 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,979,444 ÷ 2,978,780 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($490,700 ÷ 490,767 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2009 (Unaudited)

Investment Income
Interest		$ 165,590

Expenses
Management fee	$ 46,701
Transfer agent fees	20,094
Distribution fees	5,597
Accounting fees and expenses	1,113
Custodian fees and expenses	183
Independent trustees' compensation	110
Registration fees	529
Audit	113
Legal	57
Interest	3
Miscellaneous	1,281
Total expenses before reductions	75,781
Expense reductions	(555)	75,226
Net investment income		90,364
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,745
Net increase in net assets resulting from operations		$ 92,109

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 90,364	$ 491,718
Net realized gain (loss)	1,745	4,919
Net increase in net assets resulting from operations	92,109	496,637
Distributions to shareholders from net investment income	(90,393)	(491,735)
Share transactions - net increase (decrease)	4,716,723	38,551,685
Total increase (decrease) in net assets	4,718,439	38,556,587

Net Assets
Beginning of period	60,510,438	21,953,851
End of period (including distributions in excess of net investment income of $69 and distributions in excess of net investment income of $40, respectively)	$ 65,228,877	$ 60,510,438

Financial Highlights - Class I

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.017	.046	.050	.036	.016
Distributions from net investment income	(.001)	(.017)	(.046)	(.050)	(.036)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB ,C	.14%	1.70%	4.74%	5.15%	3.62%	1.58%
Ratios to Average Net AssetsD
Expenses before reductions	.21%A	.23%	.22%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.21%A	.23%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.21%A	.23%	.20%	.20%	.20%	.20%
Net investment income	.29%A	1.44%	4.39%	5.04%	3.55%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 60,207	$ 54,931	$ 18,583	$ 5,711	$ 5,257	$ 5,590

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.015	.045	.049	.034	.014
Distributions from net investment income	(.001)	(.015)	(.045)	(.049)	(.034)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.07%	1.55%	4.59%	5.00%	3.47%	1.43%
Ratios to Average Net Assets D
Expenses before reductions	.36%A	.38%	.38%	.39%	.38%	.38%
Expenses net of fee waivers, if any	.36%A	.38%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.36%A	.38%	.35%	.35%	.35%	.35%
Net investment income	.14%A	1.29%	4.32%	4.89%	3.40%	1.38%
Supplemental Data
Net assets, end of period (in millions)	$ 1,551	$ 1,936	$ 1,342	$ 536	$ 933	$ 499

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.014	.044	.048	.033	.013
Distributions from net investment income	- E	(.014)	(.044)	(.048)	(.033)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.04%	1.44%	4.48%	4.89%	3.36%	1.32%
Ratios to Average Net Assets D
Expenses before reductions	.46%A	.49%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.43%A	.48%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.43%A	.48%	.45%	.45%	.45%	.45%
Net investment income	.07%A	1.19%	4.27%	4.79%	3.30%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$ 2,979	$ 3,031	$ 1,763	$ 814	$ 727	$ 572

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.016	.046	.050	.035	.015
Distributions from net investment income	(.001)	(.016)	(.046)	(.050)	(.035)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.12%	1.65%	4.69%	5.10%	3.57%	1.53%
Ratios to Average Net Assets D
Expenses before reductions	.26%A	.28%	.27%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.26%A	.28%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.26%A	.28%	.25%	.25%	.25%	.25%
Net investment income	.23%A	1.39%	4.30%	4.99%	3.50%	1.48%
Supplemental Data
Net assets, end of period (in millions)	$ 491	$ 612	$ 266	$ 45	$ 29	$ 49

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/09	% of fund's investments 3/31/09	% of fund's investments 9/30/08
0 - 30	53.3	56.1	44.8
31 - 90	27.8	30.9	41.3
91 - 180	11.3	6.0	10.5
181 - 397	7.6	7.0	3.4
Weighted Average Maturity
	9/30/09	3/31/09	9/30/08
Prime Money Market Portfolio	56 Days	50 Days	47 Days
All Taxable Money Market Funds*	51 Days	48 Days	41 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Corporate Bonds 0.0%	Corporate Bonds 0.1%
Commercial Paper 17.5%	Commercial Paper 25.3%
Bank CDs, BAs, TDs, and Notes 46.0%	Bank CDs, BAs, TDs, and Notes 46.4%
Government Securities† 14.2%	Government Securities† 11.3%
Repurchase Agreements 22.7%	Repurchase Agreements 17.1%
Other Investments 0.2%	Other Investments 0.0%
Net Other Assets** (0.6)%	Net Other Assets** (0.2)%

**Net Other Assets are not included in the pie chart.

† Include FDIC Guaranteed Corporate Securities and Federal Financing Bank Supported Student Loan Short-Term Notes

*Source: iMoney Net, Inc

Semiannual Report

Prime Money Market Portfolio

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
10/7/09	0.35% (e)	$ 30,000	$ 30,000
Certificates of Deposit - 41.7%

London Branch, Eurodollar, Foreign Banks - 12.0%
Banco Bilbao Vizcaya Argentaria SA
1/25/10 to 1/29/10	0.31	463,000	463,000
Bayerische Hypo-und Vereinsbank AG
10/27/09	0.50	178,000	178,000
Calyon SA
11/9/09	1.10	82,000	82,000
Commonwealth Bank of Australia
11/18/09 to 12/31/09	0.50 to 0.65	259,000	259,001
Credit Agricole SA
10/22/09 to 2/17/10	0.60 to 1.10	1,019,000	1,019,000
Credit Industriel et Commercial
10/1/09 to 1/4/10	0.35 to 0.54	985,000	985,000
Danske Bank AS
10/20/09	0.25	118,000	118,000
HSBC Bank PLC
10/29/09 to 11/27/09	0.50 to 1.00	229,000	229,000
ING Bank NV
10/6/09 to 1/8/10	0.39 to 0.58	1,150,000	1,150,000
Landesbank Hessen-Thuringen
10/2/09 to 2/1/10	0.53 to 0.70	817,000	817,000
National Australia Bank Ltd.
10/19/09 to 3/22/10	0.40 to 1.10	566,000	566,000
UniCredit SpA
10/13/09	0.60	538,000	538,000
			6,404,001
New York Branch, Yankee Dollar, Foreign Banks - 29.7%
Bank of Montreal
10/7/09 to 12/16/09	0.20 to 0.50	555,000	555,000
Bank of Nova Scotia
10/14/09 to 12/8/09	0.36 to 0.95 (e)	604,000	604,000
Bank Tokyo-Mitsubishi UFJ Ltd.
11/9/09 to 1/26/10	0.40 to 0.51	1,334,000	1,334,000
BNP Paribas SA
10/16/09 to 4/20/10	0.56 to 1.18	1,007,000	1,007,000
Calyon New York Branch
11/26/09 to 12/8/09	0.41 to 0.46 (e)	472,700	472,646

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Calyon SA
10/13/09 to 12/15/09	0.43 to 0.63% (e)	$ 1,060,000	$ 1,060,000
Canadian Imperial Bank of Commerce
10/22/09	1.00	101,000	101,000
Commerzbank AG
10/8/09 to 1/14/10	0.44 to 0.60	1,261,000	1,261,000
Deutsche Bank AG
10/5/09 to 10/9/09	0.77 to 0.81 (e)	450,000	450,000
Fortis Banque SA
10/8/09 to 10/28/09	0.20 to 0.40	797,000	797,000
Intesa Sanpaolo SpA
10/6/09 to 1/6/10	0.18 to 0.72	1,288,000	1,288,000
Natexis Banques Populaires NY
11/19/09	0.93 (e)	64,000	64,000
Natixis New York Branch
12/22/09	0.64 (e)	187,000	187,000
Natixis SA
10/1/09 to 11/30/09	0.40 to 1.10 (e)	656,000	656,000
Rabobank Nederland
10/19/09 to 5/18/10	0.50 to 1.20	779,000	779,305
Royal Bank of Canada
10/1/09 to 1/12/10	0.90 to 1.20 (e)	246,000	246,000
Royal Bank of Scotland PLC
10/1/09 to 3/16/10	0.38 to 0.80	2,044,000	2,044,000
Skandinaviska Enskilda Banken AB
10/5/09	0.30	239,000	239,000
Societe Generale
10/13/09 to 11/6/09	0.20 to 1.03 (e)	935,000	935,000
Sumitomo Mitsui Banking Corp.
10/5/09 to 1/4/10	0.28 to 0.40	793,000	793,000
Toronto-Dominion Bank
10/13/09 to 4/16/10	0.50 to 1.90 (e)	737,000	737,000
UBS AG
11/25/09	0.44	300,000	300,000
			15,909,951
TOTAL CERTIFICATES OF DEPOSIT			22,313,952
Commercial Paper - 17.5%

Caisse Nationale des Caisses d' Epargne et de Prevoyance
10/2/09 to 11/19/09	0.45 to 0.75	52,000	51,977
Commerzbank U.S. Finance, Inc.
10/23/09	0.25	750,000	749,885
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Dakota Notes (Citibank Credit Card Issuance Trust)
10/5/09 to 10/28/09	0.23 to 0.60%	$ 1,068,800	$ 1,068,658
Danske Corp.
11/3/09	0.21	274,000	273,947
DnB NOR Bank ASA
10/6/09	0.16	154,000	153,997
Emerald Notes (BA Credit Card Trust)
10/1/09 to 10/30/09	0.65 to 1.20	1,008,000	1,007,857
Falcon Asset Securitization Corp.
10/6/09 to 10/30/09	0.17 to 0.19	113,021	113,008
Gotham Funding Corp.
10/6/09 to 10/19/09	0.23	179,813	179,799
Groupe BPCE
11/2/09 to 12/8/09	0.48 to 0.51	539,000	538,647
HVB U.S. Finance, Inc.
10/2/09 to 11/10/09	0.47 to 0.55	670,999	670,762
Intesa Funding LLC
10/27/09 to 1/15/10	0.62 to 1.17	126,000	125,831
Irish Republic
10/22/09 to 12/15/09	0.24 to 0.55	477,000	476,856
Kitty Hawk Funding Corp.
10/16/09 to 10/23/09	0.20	218,888	218,869
Landesbank Hessen-Thuringen
10/7/09 to 1/5/10	0.58 to 0.60	188,000	187,794
Market Street Funding LLC
10/16/09 to 11/12/09	0.22 to 0.25	99,000	98,981
Natexis Banques Populaires U.S. Finance Co. LLC
10/1/09 to 1/8/10	0.18 to 0.65	1,135,000	1,134,501
Nationwide Building Society
10/13/09 to 10/30/09	0.51 to 0.53	413,000	412,880
Palisades Notes (Citibank Omni Master Trust)
10/1/09 to 10/7/09	0.90	508,000	507,947
Pfizer, Inc.
4/20/10 to 4/30/10	0.60 to 0.65	183,000	182,345
Salisbury Receivables Co. LLC
10/6/09 to 10/14/09	0.23 to 0.25	248,000	247,987
Sanpaolo IMI U.S. Financial Co.
11/23/09 to 12/11/09	0.58 to 0.65	121,000	120,870
Sheffield Receivables Corp.
11/4/09 to 11/9/09	0.20 to 0.21	119,000	118,976

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Societe Generale North America, Inc.
11/2/09	0.25%	$ 131,000	$ 130,971
Toronto Dominion Holdings (USA)
11/2/09 to 3/8/10	0.50 to 1.16	100,000	99,863
UniCredito Italiano Bank (Ireland) PLC
11/23/09	0.45	46,000	45,970
Westpac Banking Corp.
12/9/09 to 5/11/10	0.31 to 0.70 (e)	459,000	458,296
TOTAL COMMERCIAL PAPER			9,377,474
U.S. Government and Government Agency Obligations - 3.5%

Other Government Related - 3.5%
Bank of America NA (FDIC Guaranteed)
11/5/09 to 12/14/09	0.33 to 0.42 (d)(e)	405,000	405,000
Citibank NA (FDIC Guaranteed)
12/30/09	0.33 (d)(e)	65,000	65,000
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
11/5/09 to 11/16/09	0.27 to 0.28 (c)	1,403,900	1,403,486
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			1,873,486
Federal Agencies - 6.1%

Fannie Mae - 0.0%
2/10/10	0.69	1,500	1,514
Federal Home Loan Bank - 5.0%
10/13/09 to 10/18/10	0.41 to 1.15 (e)	2,662,050	2,664,875
Freddie Mac - 1.1%
11/3/09 to 2/4/10	0.31 to 0.84 (e)	605,000	604,826
TOTAL FEDERAL AGENCIES			3,271,215
U.S. Treasury Obligations - 4.6%

U.S. Treasury Bills - 4.1%
6/10/10 to 9/23/10	0.39 to 0.54	2,190,559	2,181,984
U.S. Treasury Notes - 0.5%
8/15/10 to 9/30/10	0.40 to 0.42	291,500	298,416
TOTAL U.S. TREASURY OBLIGATIONS			2,480,400
Bank Notes - 0.3%

Societe Generale
12/4/09	0.76 (b)(e)	156,000	156,000
Medium-Term Notes - 3.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)

Bank of America NA
10/5/09	0.80 (e)	$ 157,000	$ 157,000
Bank of Montreal
10/5/09	0.77 (b)(e)	79,000	79,000
Banque Federative du Credit Mutuel
11/28/09	0.72 (b)(e)	115,000	115,000
BNP Paribas SA
11/13/09	0.68 (e)	130,000	130,000
BP Capital Markets PLC
12/11/09	0.42 (e)	69,000	69,000
Commonwealth Bank of Australia
10/6/09	0.80 (b)(e)	166,000	166,000
General Electric Capital Corp.
10/5/09	0.61 (e)	18,000	18,001
Lloyds TSB Group PLC
11/9/09	0.49 (b)(e)	156,000	156,000
Metropolitan Life Global Funding I
1/5/10	1.20 (b)(e)	63,500	63,500
National Australia Bank Ltd.
10/6/09	0.48 (b)(e)	101,000	101,000
New York Life Insurance Co.
11/30/09 to 12/29/09	1.41 to 1.43 (e)(i)	176,000	176,000
Nordea Bank AB
10/26/09	0.87 (b)(e)	147,000	147,000
Procter & Gamble International Funding SCA
11/7/09	0.48 (e)	59,000	59,000
Royal Bank of Canada
10/15/09	0.66 (b)(e)	144,000	144,000
Westpac Banking Corp.
10/2/09	0.49 (b)(e)	142,000	142,000
TOTAL MEDIUM-TERM NOTES			1,722,501
Short-Term Notes - 0.1%

Metropolitan Life Insurance Co.
10/1/09	2.10 (e)(i)	30,000	30,000
Asset-Backed Securities - 0.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)

Bank of America Auto Trust
9/15/10	0.40% (b)	$ 48,000	$ 48,000
Honda Auto Receivables Owner Trust
7/15/10	0.75	52,356	52,356
TOTAL ASSET-BACKED SECURITIES			100,356
Municipal Securities - 0.7%

Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series EGL 06 83 Class A,
10/7/09	0.36 (e)(g)	42,485	42,485
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, VRDN
10/7/09	0.25 (e)	8,400	8,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Second Series 1995, 0.27%, VRDN
10/1/09	0.27 (e)	9,800	9,800
California Infrastructure & Econ. Dev. Bank Rev. Series 2008 B, 0.24% to VRDN
10/1/09 to 10/7/09	0.24 to 0.27 (e)	92,700	92,700
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. Series 2008 A, VRDN
10/7/09	0.24 (e)	14,925	14,925
Clarksville Pub. Bldg. Auth. Rev. Series 2008, VRDN
10/1/09	0.30 (e)	16,815	16,815
Harris County Health Facilities Dev. Corp. Hosp. Rev. Series 2008 B, VRDN
10/7/09	0.25 (e)	5,000	5,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev., VRDN
10/1/09	0.26 (e)(f)	14,580	14,580
New York City Gen. Oblig. Series 2006 I8, VRDN
10/1/09	0.35 (e)	10,500	10,500
New York City Trust Cultural Resources Rev. Series 2008 A1, VRDN
10/1/09	0.27 (e)	38,630	38,630
New York Dorm. Auth. Revs. Series 2009, VRDN
10/7/09	0.25 (e)	4,500	4,500
North Broward Hosp. District Rev. Series 2005 A, VRDN
10/7/09	0.28 (e)	26,725	26,725
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3551
10/1/09	0.30 (e)(g)	28,345	28,345
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2008 102C, VRDN
10/7/09	0.30 (e)(f)	39,000	39,000
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36A, VRDN
10/7/09	0.20% (e)	$ 9,000	$ 9,000
San Jose Fing. Auth. Lease Rev. Series 2008 A, VRDN
10/7/09	0.25 (e)	9,380	9,380
TOTAL MUNICIPAL SECURITIES		370,785
Repurchase Agreements - 22.7%
	Maturity Amount (000s)
In a joint trading account at:
0.04% dated 9/30/09 due 10/1/09 (Collateralized by U.S. Government Obligations) #	$ 500,852	500,851
0.07% dated 9/30/09 due 10/1/09 (Collateralized by U.S. Government Obligations) #	3,711,410	3,711,402
With:
Banc of America Securities LLC at:
0.25%, dated 9/30/09 due 10/1/09 (Collateralized by U.S. Government Obligations valued at $398,612,769, 0% - 7%, 1/15/21 - 1/1/40)	387,003	387,000
0.28%, dated 9/30/09 due 10/1/09 (Collateralized by Corporate Obligations valued at:
$155,401,210, 0.14% - 6.01%, 3/1/15 - 1/15/53)	148,001	148,000
$447,303,479, 0% - 9.5%, 7/15/11 - 10/9/41)	426,003	426,000
0.3%, dated 9/30/09 due 10/1/09 (Collateralized by Corporate Obligations valued at $962,858,024, 0.64% - 9.5%, 10/15/09 - 12/15/66)	917,008	917,000
Barclays Capital, Inc. at:
0.25%, dated 9/30/09 due 10/1/09 (Collateralized by Commercial Paper Obligations valued at $1,015,587,053, 10/5/09 - 11/23/09)	986,007	986,000
0.4%, dated 9/30/09 due 10/1/09:
(Collateralized by Equity Securities valued at $547,806,087)	498,006	498,000
(Collateralized by U.S. Government Obligations valued at $682,810,101, 4% - 6%, 10/25/14 - 9/25/39)	667,007	667,000

	Maturity Amount (000s)	Value (000s)
0.48%, dated 9/14/09 due 10/14/09 (Collateralized by Equity Securities valued at $135,330,711)	$ 123,049	$ 123,000
0.5%, dated 8/21/09 due 11/19/09 (Collateralized by Corporate Obligations valued at $16,809,568, 6.45%, 3/15/37)	16,020	16,000
0.65%, dated 9/25/09 due 12/22/09 (Collateralized by Mortgage Loan Obligations valued at $45,154,891, 0.75% - 6%, 3/25/35 - 8/10/45)	43,068	43,000
Citigroup Global Markets, Inc. at 0.53%, dated 9/29/09 due 10/6/09 (Collateralized by Equity Securities valued at $46,206,894)	42,004	42,000
Credit Suisse Securities (USA) LLC at 0.3%, dated 9/30/09 due 10/1/09 (Collateralized by Equity Securities valued at $1,257,297,937)	1,143,010	1,143,000
Deutsche Bank Securities, Inc. at:
0.3%, dated:
9/16/09 due 11/16/09 (Collateralized by Commercial Paper Obligations valued at $24,888,865, 11/16/09)	24,012	24,000
9/30/09 due 10/1/09 (Collateralized by U.S. Government Obligations valued at $229,691,914, 0.97% - 51.52%, 6/15/25 - 8/25/47)	223,002	223,000
0.35%, dated 8/25/09 due (Collateralized by Commercial Paper Obligations valued at $71,420,725, 11/25/09)	69,062	69,000
0.38%, dated:
8/17/09 due 11/13/09 (Collateralized by Commercial Paper Obligations valued at $88,678,689, 11/13/09 - 11/16/09)	86,080	86,000
8/18/09 due 11/16/09 (Collateralized by Commercial Paper Obligations valued at $48,487,637, 10/13/09 - 11/16/09)	47,045	47,000
0.55%, dated 7/1/09 due 10/1/09 (Collateralized by Commercial Paper Obligations valued at $32,024,844, 10/1/09)	31,044	31,000
Goldman Sachs & Co. at 0.34%, dated 9/29/09 due 10/6/09 (Collateralized by Commercial Paper Obligations valued at $293,555,546, 10/22/09 - 3/10/10) (e)(h)	285,019	285,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at 0.35%, dated 9/24/09 due 11/23/09 (Collateralized by Corporate Obligations valued at $25,202,317, 9.75%, 1/15/14)	$ 24,014	$ 24,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.35%, dated 9/30/09 due 10/1/09 (Collateralized by Equity Securities valued at $183,701,876)	167,002	167,000
0.4%, dated 8/24/09 due 11/24/09 (Collateralized by Equity Securities valued at $173,885,567) (e)(h)	158,162	158,000
Morgan Stanley & Co. at:
0.3%, dated 9/30/09 due 10/1/09 (Collateralized by Equity Securities valued at $1,078,008,990)	980,008	980,000
0.42%, dated 8/20/09 due 11/18/09 (Collateralized by Equity Securities valued at $256,425,641)	233,245	233,000
0.47%, dated 9/29/09 due 1/4/10 (Collateralized by Equity Securities valued at $187,004,895)	170,215	170,000
Wells Fargo Securities, LLC at 0.42%, dated 7/31/09 due 10/29/09 (Collateralized by Commercial Paper Obligations valued at $51,537,252, 11/23/09)	50,053	50,000
TOTAL REPURCHASE AGREEMENTS		12,155,253
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost 53,881,422)		53,881,422
NET OTHER ASSETS - (0.6)%		(327,109)
NET ASSETS - 100%		$ 53,554,313
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,317,500,000 or 2.5% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $1,403,486,000, or 2.6% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $470,000,000 or 0.9% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) The maturity amount is based on the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $206,000,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 2.1%, 10/1/09	3/26/02	$ 30,000
New York Life Insurance Co.: 1.41%, 11/30/09	5/8/09	$ 77,000
1.43%, 12/29/09	3/23/09	$ 99,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$500,851,000 due 10/01/09 at 0.04%
Banc of America Securities LLC	$ 204,294
Barclays Capital, Inc.	72,492
Morgan Stanley & Co., Inc.	92,262
UBS Securities LLC	131,803
$ 500,851
$3,711,402,000 due 10/01/09 at 0.07%
Banc of America Securities LLC	$ 255,324
Bank of America, NA	545,402
Barclays Capital, Inc.	330,164
Citigroup Global Markets, Inc.	132,065
Credit Suisse Securities (USA) LLC	176,087
Deutsche Bank Securities, Inc.	176,087
Greenwich Capital Markets, Inc.	176,087
ING Financial Markets LLC	264,131
J.P. Morgan Securities, Inc.	1,087,340
Merrill Lynch Government Securities, Inc.	44,022
Mizuho Securities USA, Inc.	246,522
Morgan Stanley & Co., Inc.	132,065
RBC Capital Markets Corp.	57,228
Societe Generale, New York Branch	88,878
$ 3,711,402
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2009, the fund had a capital loss carryforward of approximately $830,000 of which $45,000, $3,000, $1,000, $63,000, $5,000 and $713,000 will expire on March 31, 2010, 2011, 2013, 2014, 2016 and 2017, respectively. The capital loss carryforward expiring March 31, 2010, 2011, 2013, 2014 and 2016 were acquired from Capital One Cash Reserve Fund. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $12,155,253) - See accompanying schedule: Unaffiliated issuers (cost $53,881,422)		$ 53,881,422
Cash		550
Receivable for investments sold		108,305
Receivable for fund shares sold		454
Interest receivable		43,868
Prepaid expenses		256
Receivable from investment adviser for expense reductions		1,332
Other affiliated receivables		36
Other receivables		78
Total assets		54,036,301

Liabilities
Payable for investments purchased	$ 449,000
Payable for fund shares redeemed	17,575
Distributions payable	4,624
Accrued management fee	6,253
Distribution fees payable	1,089
Other affiliated payables	2,258
Other payables and accrued expenses	1,189
Total liabilities		481,988

Net Assets		$ 53,554,313
Net Assets consist of:
Paid in capital		$ 53,552,909
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		1,405
Net Assets		$ 53,554,313

Class I: Net Asset Value, offering price and redemption price per share ($23,550,265 ÷ 23,548,608 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($1,693,178 ÷ 1,692,956 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($3,847,685 ÷ 3,848,171 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($190,100 ÷ 190,093 shares)		$ 1.00
Select Class: Net Asset Value, offering price and redemption price per share ($633,193 ÷ 633,160 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,639,892 ÷ 23,638,824 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2009 (Unaudited)

Investment Income
Interest		$ 144,288

Expenses
Management fee	$ 29,654
Transfer agent fees	10,168
Distribution fees	6,228
Accounting fees and expenses	882
Custodian fees and expenses	217
Independent trustees' compensation	65
Registration fees	1,218
Audit	76
Legal	29
Interest	1
Money Market Guarantee Program fee	3,173
Miscellaneous	141
Total expenses before reductions	51,852
Expense reductions	(5,245)	46,607
Net investment income		97,681
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,224
Net increase in net assets resulting from operations		$ 99,905

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 97,681	$ 482,289
Net realized gain (loss)	2,224	(734)
Net increase in net assets resulting from operations	99,905	481,555
Distributions to shareholders from net investment income	(97,682)	(482,295)
Share transactions - net increase (decrease)	23,395,848	10,396,604
Total increase (decrease) in net assets	23,398,071	10,395,864

Net Assets
Beginning of period	30,156,242	19,760,378
End of period (including distributions in excess of net investment income of $1 and undistributed net investment income of $0, respectively)	$ 53,554,313	$ 30,156,242

Financial Highlights - Class I

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.022	.049	.051	.036	.016
Distributions from net investment income	(.002)	(.022)	(.049)	(.051)	(.036)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.25%	2.23%	4.96%	5.22%	3.67%	1.62%
Ratios to Average Net AssetsD
Expenses before reductions	.23%A	.23%	.22%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.21%A	.22%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.21%A	.22%	.20%	.20%	.20%	.20%
Net investment income	.46%A	2.14%	4.84%	5.09%	3.70%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$ 23,550	$ 11,953	$ 7,810	$ 9,075	$ 8,819	$ 8,158

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.021	.047	.049	.035	.015
Distributions from net investment income	(.002)	(.021)	(.047)	(.049)	(.035)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.17%	2.08%	4.81%	5.06%	3.52%	1.47%
Ratios to Average Net AssetsD
Expenses before reductions	.38%A	.38%	.37%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.37%A	.37%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.37%A	.37%	.35%	.35%	.35%	.35%
Net investment income	.31%A	1.99%	4.72%	4.94%	3.55%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 1,693	$ 1,475	$ 1,363	$ 1,152	$ 1,706	$ 661

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.020	.046	.048	.034	.014
Distributions from net investment income	(.001)	(.020)	(.046)	(.048)	(.034)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.12%	1.98%	4.70%	4.96%	3.41%	1.36%
Ratios to Average Net AssetsD
Expenses before reductions	.48%A	.48%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.47%A	.47%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.47%A	.47%	.45%	.45%	.45%	.45%
Net investment income	.21%A	1.89%	4.60%	4.84%	3.45%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 3,848	$ 3,539	$ 2,911	$ 3,053	$ 2,549	$ 1,123

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class IV

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008D

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	-F	.017	.011
Distributions from net investment income	-F	(.017)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.04%	1.72%	1.10%
Ratios to Average Net AssetsE
Expenses before reductions	.73%A	.73%	.73%A
Expenses net of fee waivers, if any	.63%A	.72%	.70%A
Expenses net of all reductions	.63%A	.72%	.70%A
Net investment income	.05%A	1.64%	3.54%A
Supplemental Data
Net assets, end of period (in millions)	$ 190	$ 67	$ 1

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Select Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.022	.048	.050	.036	.016
Distributions from net investment income	(.002)	(.022)	(.048)	(.050)	(.036)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.22%	2.18%	4.91%	5.17%	3.62%	1.57%
Ratios to Average Net AssetsD
Expenses before reductions	.28%A	.28%	.27%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.26%A	.27%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.26%A	.27%	.25%	.25%	.25%	.25%
Net investment income	.41%A	2.09%	4.76%	5.04%	3.65%	1.63%
Supplemental Data
Net assets, end of period (in millions)	$ 633	$ 600	$ 501	$ 381	$ 132	$ 106

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008 D

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.023	.013
Distributions from net investment income	(.003)	(.023)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.28%	2.29%	1.27%
Ratios to Average Net AssetsE
Expenses before reductions	.20%A	.20%	.19%A
Expenses net of fee waivers, if any	.15%A	.16%	.14%A
Expenses net of all reductions	.15%A	.16%	.14%A
Net investment income	.52%A	2.20%	4.02%A
Supplemental Data
Net assets, end of period (in millions)	$ 23,640	$ 12,523	$ 7,174

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/09	% of fund's investments 3/31/09	% of fund's investments 9/30/08
0 - 30	43.0	49.6	46.7
31 - 90	32.5	32.6	34.0
91 - 180	14.1	8.5	16.5
181 - 397	10.4	9.3	2.8
Weighted Average Maturity
	9/30/09	3/31/09	9/30/08
Money Market Portfolio	67 Days	59 Days	52 Days
All Taxable Money Market Funds Average*	51 Days	48 Days	41 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Corporate Bonds 0.1%	Corporate Bonds 1.1%
Commercial Paper 17.1%	Commercial Paper 18.9%
Bank CDs, BAs, TDs, and Notes 56.4%	Bank CDs, BAs, TDs, and Notes 57.2%
Government Securities † 18.2%	Government Securities † 14.5%
Repurchase Agreements 8.5%	Repurchase Agreements 8.3%
Other Investments 0.2%	Other Investments 0.0%
Net Other Assets** (0.5)%	Net Other Assets 0.0%

**Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities

* Source: iMoneyNet, Inc.

Semiannual Report

Money Market Portfolio

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
10/7/09	0.35% (d)	$ 67,000	$ 67,000
Certificates of Deposit - 48.5%

London Branch, Eurodollar, Foreign Banks - 15.9%
Banco Bilbao Vizcaya Argentaria SA
1/25/10 to 1/29/10	0.31	546,000	546,000
Bayerische Hypo-und Vereinsbank AG
10/27/09	0.50	133,000	133,000
Calyon SA
11/9/09	1.10	145,000	145,000
Commonwealth Bank of Australia
11/18/09 to 12/31/09	0.50 to 0.65	415,000	415,001
Credit Agricole SA
10/22/09 to 5/20/10	0.60 to 1.10	2,383,000	2,383,000
Credit Industriel et Commercial
10/1/09 to 1/4/10	0.35 to 0.54	1,273,000	1,273,000
Danske Bank AS
10/6/09 to 10/20/09	0.25 to 0.40	601,000	601,001
HSBC Bank PLC
10/29/09 to 11/27/09	0.50 to 1.00	393,000	393,000
ING Bank NV
10/6/09 to 1/8/10	0.39 to 0.58	1,559,000	1,559,000
Intesa Sanpaolo SpA
11/23/09 to 1/15/10	0.62 to 0.65	160,000	160,000
Landesbank Hessen-Thuringen
10/2/09 to 2/1/10	0.53 to 0.70	1,088,000	1,088,000
National Australia Bank Ltd.
10/19/09 to 3/22/10	0.40 to 1.10	906,000	906,000
UniCredit SpA
10/13/09	0.60	589,000	589,000
			10,191,002
New York Branch, Yankee Dollar, Foreign Banks - 32.6%
Bank of Montreal
10/7/09 to 12/16/09	0.20 to 0.50	712,200	712,200
Bank of Nova Scotia
10/14/09 to 12/8/09	0.36 to 0.67 (d)	897,000	897,000
Bank Tokyo-Mitsubishi UFJ Ltd.
10/1/09 to 1/26/10	0.40 to 0.51	1,892,000	1,892,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
BNP Paribas SA
10/16/09 to 4/20/10	0.56 to 1.18%	$ 1,896,000	$ 1,896,000
Calyon New York Branch
12/8/09	0.46 (d)	531,000	531,000
Calyon SA
10/13/09 to 12/15/09	0.43 to 0.63 (d)	190,000	190,000
Canadian Imperial Bank of Commerce
10/22/09	1.00	178,000	178,000
Commerzbank AG
10/8/09 to 1/14/10	0.44 to 0.60	1,536,000	1,536,000
Deutsche Bank AG
10/5/09 to 10/9/09	0.77 to 0.81 (d)	998,000	998,000
Fortis Banque SA
10/8/09 to 10/28/09	0.20 to 0.40	886,000	886,000
Intesa Sanpaolo SpA
10/6/09 to 1/6/10	0.18 to 0.72	1,216,000	1,216,000
Natexis Banques Populaires NY
11/19/09	0.93 (d)	116,000	116,000
Natixis New York Branch
12/22/09	0.64 (d)	286,000	286,000
Natixis SA
10/1/09 to 11/30/09	0.40 to 1.10 (d)	1,074,000	1,074,000
Rabobank Nederland
10/19/09 to 5/18/10	0.50 to 1.20	985,000	985,420
Royal Bank of Canada
10/1/09 to 1/12/10	0.90 to 1.20 (d)	478,000	478,000
Royal Bank of Scotland PLC
10/1/09 to 3/16/10	0.38 to 0.80	2,160,000	2,160,000
Skandinaviska Enskilda Banken AB
10/5/09	0.30	297,000	297,000
Societe Generale
10/13/09 to 11/6/09	0.20 to 1.03 (d)	1,343,000	1,343,000
Sumitomo Mitsui Banking Corp.
10/15/09 to 1/4/10	0.28 to 0.40	707,000	707,000
Toronto-Dominion Bank
10/13/09 to 4/16/10	0.50 to 1.90 (d)	2,105,000	2,105,000
UBS AG
11/25/09	0.44	398,000	398,000
			20,881,620
TOTAL CERTIFICATES OF DEPOSIT			31,072,622
Commercial Paper - 17.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Atlantic Asset Securitization Corp.
10/22/09 to 10/27/09	0.21%	$ 147,295	$ 147,274
Banco Bilbao Vizcaya Argentaria SA (London Branch)
11/23/09	0.40	111,000	110,935
Caisse Nationale des Caisses d' Epargne et de Prevoyance
10/2/09 to 11/19/09	0.45 to 0.75	84,000	83,961
Commerzbank U.S. Finance, Inc.
10/13/09 to 10/23/09	0.25 to 0.53	621,000	620,900
Dakota Notes (Citibank Credit Card Issuance Trust)
10/5/09 to 10/28/09	0.23 to 0.60	1,449,331	1,449,138
Danske Corp.
11/2/09 to 11/3/09	0.21	312,500	312,442
DnB NOR Bank ASA
10/6/09	0.16	182,000	181,996
Emerald Notes (BA Credit Card Trust)
10/1/09 to 10/30/09	0.80 to 1.20	813,000	812,809
Falcon Asset Securitization Corp.
10/6/09	0.17	44,000	43,999
Gotham Funding Corp.
10/8/09 to 10/14/09	0.23	126,567	126,560
Groupe BPCE
11/2/09 to 12/8/09	0.48 to 0.51	698,000	697,548
HVB U.S. Finance, Inc.
10/2/09 to 11/10/09	0.50 to 0.55	766,000	765,709
Intesa Funding LLC
10/16/09 to 1/15/10	0.25 to 1.17	657,000	656,684
Irish Republic
10/22/09 to 12/15/09	0.24 to 0.55	622,000	621,810
Kitty Hawk Funding Corp.
10/23/09 to 11/3/09	0.20 to 0.21	102,832	102,814
Landesbank Hessen-Thuringen
10/7/09 to 1/5/10	0.58 to 0.60	253,000	252,743
Market Street Funding LLC
11/12/09	0.22	45,000	44,988
Natexis Banques Populaires U.S. Finance Co. LLC
10/6/09 to 1/8/10	0.18 to 0.65	931,000	930,367
Nationwide Building Society
10/13/09 to 10/30/09	0.51 to 0.53	595,000	594,830
Palisades Notes (Citibank Omni Master Trust)
10/1/09 to 10/7/09	0.90	600,131	600,069
Pfizer, Inc.
4/20/10 to 4/30/10	0.60 to 0.65	249,000	248,109

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Salisbury Receivables Co. LLC
10/7/09 to 11/4/09	0.21 to 0.23%	$ 219,000	$ 218,986
Sanpaolo IMI U.S. Financial Co.
11/23/09 to 12/11/09	0.58 to 0.65	243,000	242,747
Sheffield Receivables Corp.
11/2/09 to 11/9/09	0.20 to 0.21	131,000	130,974
Societe Generale North America, Inc.
11/2/09	0.25	164,000	163,964
Toronto Dominion Holdings (USA)
11/30/09 to 3/8/10	0.50 to 0.55	78,000	77,872
UniCredito Italiano Bank (Ireland) PLC
11/23/09	0.45	56,000	55,963
Westpac Banking Corp.
12/9/09 to 5/11/10	0.31 to 0.70 (d)	678,000	677,065
TOTAL COMMERCIAL PAPER			10,973,256
U.S. Government and Government Agency Obligations - 2.0%

Other Government Related - 2.0%
Bank of America NA (FDIC Guaranteed)
10/29/09 to 12/14/09	0.33 to 0.55 (c)(d)	748,801	748,801
Citibank NA (FDIC Guaranteed)
12/30/09	0.33 (c)(d)	126,000	126,000
General Electric Capital Corp. (FDIC Guaranteed)
10/8/09	0.60 (c)(d)	426,570	426,570
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			1,301,371
Federal Agencies - 11.3%

Fannie Mae - 0.7%
11/9/09	0.86	444,000	443,591
Federal Home Loan Bank - 7.0%
10/13/09 to 10/18/10	0.41 to 1.15 (d)	4,522,100	4,526,394
Freddie Mac - 3.6%
11/2/09 to 12/10/09	0.27 to 0.86 (d)	2,291,000	2,289,797
TOTAL FEDERAL AGENCIES			7,259,782
U.S. Treasury Obligations - 4.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 4.4%
10/22/09 to 9/23/10	0.39 to 1.01%	$ 2,870,560	$ 2,861,438
U.S. Treasury Notes - 0.5%
5/15/10 to 8/15/10	0.40 to 0.60	301,500	309,207
TOTAL U.S. TREASURY OBLIGATIONS			3,170,645
Bank Notes - 0.5%

Societe Generale
12/4/09	0.76 (b)(d)	319,000	319,000
Medium-Term Notes - 7.0%

AT&T, Inc.
10/2/09	1.05 (b)(d)	446,000	446,000
Bank of America NA
10/5/09	0.80 (d)	391,000	391,000
Bank of Montreal
10/5/09	0.77 (b)(d)	180,000	180,000
Banque Federative du Credit Mutuel
11/28/09	0.72 (b)(d)	143,000	143,000
BNP Paribas SA
11/13/09	0.68 (d)	268,000	268,000
BP Capital Markets PLC
12/11/09	0.42 (d)	171,000	171,000
Cellco Partnership
12/29/09	0.78 (b)(d)	242,000	242,000
Commonwealth Bank of Australia
10/6/09	0.80 (b)(d)	360,000	360,000
General Electric Capital Corp.
10/5/09	0.61 (d)	24,000	24,002
Lloyds TSB Group PLC
11/9/09	0.49 (b)(d)	307,000	307,000
Metropolitan Life Global Funding I
1/5/10	1.20 (b)(d)	100,000	100,000
National Australia Bank Ltd.
10/6/09	0.48 (b)(d)	231,000	231,000
New York Life Insurance Co.
11/30/09 to 12/29/09	1.41 to 1.43 (d)(f)	328,000	328,000
Nordea Bank AB
10/26/09	0.87 (b)(d)	316,000	316,000
Procter & Gamble International Funding SCA
11/7/09	0.48 (d)	107,000	107,000
Royal Bank of Canada
10/15/09	0.66 (b)(d)	316,000	316,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Verizon Communications, Inc.
12/15/09	0.70% (d)	$ 195,000	$ 195,000
Westpac Banking Corp.
10/2/09	0.49 (b)(d)	367,000	367,000
TOTAL MEDIUM-TERM NOTES			4,492,002
Short-Term Notes - 0.1%

Metropolitan Life Insurance Co.
10/1/09	2.10 (d)(f)	65,000	65,000
Asset-Backed Securities - 0.2%

Bank America Auto Trust
7/15/10	0.67 (b)	58,866	58,866
Bank of America Auto Trust
9/15/10	0.40 (b)	59,000	59,000
TOTAL ASSET-BACKED SECURITIES			117,866
Municipal Securities - 0.3%

California Statewide Cmntys. Dev. Auth. Rev. Series 2008 E, VRDN
10/7/09	0.22 (d)	28,000	28,000
Lakeland Energy Sys. Rev. Series 2008 A, VRDN
10/7/09	0.25 (d)	30,100	30,100
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2000 B2, VRDN
10/7/09	0.23 (d)	22,500	22,500
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. Series 2006, VRDN
10/1/09	0.35 (d)	21,230	21,230
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2008 D, VRDN
10/1/09	0.33 (d)	18,000	18,000
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2008, VRDN
10/7/09	0.25 (d)	20,400	20,400
Univ. of Texas Board of Regents Sys. Rev. Series 2008 B2, VRDN
10/7/09	0.25 (d)	36,975	36,975
TOTAL MUNICIPAL SECURITIES		177,205
Repurchase Agreements - 8.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.04% dated 9/30/09 due 10/1/09 (Collateralized by U.S. Government Obligations) #	$ 658	$ 658
0.07% dated 9/30/09 due 10/1/09 (Collateralized by U.S. Government Obligations) #	7,216	7,216
With:
Barclays Capital, Inc. at:
0.4%, dated 9/30/09 due 10/1/09:
(Collateralized by U.S. Government Obligations valued at $558,266,203, 0% - 26.27%, 10/25/12 - 10/25/39)	542,006	542,000
(Collateralized by Equity Securities valued at $641,307,130)	583,006	583,000
(Collateralized by U.S. Government Obligations valued at $69,683,401, 0% - 7.54%, 10/14/09 - 8/1/39)	68,001	68,000
0.48%, dated 9/14/09 due 10/14/09 (Collateralized by Equity Securities valued at $163,937,165)	149,060	149,000
0.5%, dated 8/21/09 due 11/19/09 (Collateralized by Corporate Obligations valued at $21,011,959, 6.45% - 6.63%, 4/4/18 - 3/15/37)	20,025	20,000
0.65%, dated 9/25/09 due 12/22/09 (Collateralized by Mortgage Loan Obligations valued at $52,108,589, 0.75% - 4.63%, 3/25/35 - 10/25/35)	49,078	49,000
BNP Paribas Securities Corp. at 0.25%, dated 9/30/09 due 10/1/09 (Collateralized by Corporate Obligations valued at $262,501,823, 0.66% - 9.8%, 6/1/10 - 12/15/30)	250,002	250,000
Citigroup Global Markets, Inc. at 0.53%, dated 9/29/09 due 10/6/09 (Collateralized by Equity Securities valued at $55,008,240)	50,005	50,000
Deutsche Bank Securities, Inc. at:
0.3%, dated 9/16/09 due 11/16/09 (Collateralized by Commercial Paper Obligations valued at $30,959,633, 11/16/09)	30,015	30,000
0.35%, dated 8/25/09 due 11/25/09 (Collateralized by Commercial Paper Obligations valued at $89,642,235, 10/26/09)	87,078	87,000

	Maturity Amount (000s)	Value (000s)
0.38%, dated:
8/17/09 due 11/13/09 (Collateralized by Commercial Paper Obligations valued at $112,375,689, 11/16/09)	$ 109,101	$ 109,000
8/18/09 due 11/16/09 (Collateralized by Commercial Paper Obligations valued at $61,084,268, 11/16/09)	59,056	59,000
0.55%, dated 7/1/09 due 10/1/09 (Collateralized by Commercial Paper Obligations valued at $51,624,772, 10/1/09 - 11/13/09)	50,070	50,000
Goldman Sachs & Co. at 0.34%, dated 9/29/09 due 10/6/09 (Collateralized by Commercial Paper Obligations valued at $348,146,577, 10/1/09 - 6/18/10) (d)(e)	338,022	338,000
HSBC Securities, Inc. at 0.25%, dated 9/30/09 due 10/1/09 (Collateralized by Corporate Obligations valued at $210,004,657, 1.14% - 8.5%, 10/9/09 - 6/30/39)	200,001	200,000
ING Financial Markets LLC at 0.35%, dated:
9/24/09 due 11/23/09 (Collateralized by Corporate Obligations valued at $31,502,897, 9.75%, 1/15/14)	30,018	30,000
9/29/09 due 10/29/09 (Collateralized by Corporate Obligations valued at $76,654,919, 4.5% - 8.21%, 12/15/09 - 9/15/37)	73,021	73,000
J.P. Morgan Securities, Inc. at 0.6%, dated 9/30/09 due 10/1/09 (Collateralized by Mortgage Loan Obligations valued at $6,300,939, 1.41%, 1/30/16)	6,000	6,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.35%, dated 9/30/09 due 10/1/09 (Collateralized by Equity Securities valued at $289,302,824)	263,003	263,000
0.4%, dated 8/24/09 due 11/24/09 (Collateralized by Equity Securities valued at $219,007,793) (d)(e)	199,203	199,000
Morgan Stanley & Co. at:
0.3%, dated 9/30/09 due 10/1/09 (Collateralized by Equity Securities valued at $1,160,509,673)	1,055,009	1,055,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co. at:
0.42%, dated 8/20/09 due 11/18/09 (Collateralized by Equity Securities valued at $331,262,243)	$ 301,316	$ 301,000
0.47%, dated 9/29/09 due 1/4/10 (Collateralized by Equity Securities valued at $221,105,778)	201,255	201,000
RBC Capital Markets Co. at:
0.28%, dated 9/30/09 due 10/1/09 (Collateralized by Corporate Obligations valued at $139,635,087, 0% - 10.2%, 10/15/09 - 9/15/39)	133,001	133,000
0.45%, dated 9/30/09 due 10/1/09 (Collateralized by Equity Securities valued at $106,701,339)	97,001	97,000
UBS Securities LLC at 0.35%, dated 9/30/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $97,653,946, 4.63% - 9.38%, 10/15/09 - 3/1/39)	93,087	93,000
Wells Fargo Securities, LLC at 0.25%, dated 9/30/09 due 10/1/09 (Collateralized by Corporate Obligations valued at $416,751,032, 0% - 9.75%, 10/5/09 - 2/1/39)	398,003	398,000
TOTAL REPURCHASE AGREEMENTS		5,440,874
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $64,456,623)		64,456,623
NET OTHER ASSETS - (0.5)%		(343,748)
NET ASSETS - 100%		$ 64,112,875
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,444,866,000 or 5.4% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,301,371,000 or 2.0% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $393,000,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 2.1%, 10/1/09	3/26/02	$ 65,000
New York Life Insurance Co.: 1.41%, 11/30/09	5/8/09	$ 135,000
1.43%, 12/29/09	3/23/09	$ 193,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$658,000 due 10/01/09 at 0.04%
Banc of America Securities LLC	$ 269
Barclays Capital, Inc.	95
Morgan Stanley & Co., Inc.	121
UBS Securities LLC	173
$ 658
$7,216,000 due 10/01/09 at 0.07%
Banc of America Securities LLC	$ 496
Bank of America, NA	1,060
Barclays Capital, Inc.	642
Citigroup Global Markets, Inc.	257
Credit Suisse Securities (USA) LLC	342
Deutsche Bank Securities, Inc.	342
Greenwich Capital Markets, Inc.	342
ING Financial Markets LLC	514
J.P. Morgan Securities, Inc.	2,115
Merrill Lynch Government Securities, Inc.	86
Mizuho Securities USA, Inc.	479
Morgan Stanley & Co., Inc.	257
RBC Capital Markets Corp.	111
Societe Generale, New York Branch	173
$ 7,216
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $5,440,874) - See accompanying schedule: Unaffiliated issuers (cost $64,456,623)		$ 64,456,623
Cash		1,070
Receivable for investments sold		129,333
Receivable for fund shares sold		69,222
Interest receivable		83,246
Prepaid expenses		330
Receivable from investment adviser for expense reductions		1,929
Other receivables		434
Total assets		64,742,187

Liabilities
Payable for investments purchased	$ 528,000
Payable for fund shares redeemed	82,688
Distributions payable	6,090
Accrued management fee	7,584
Distribution fees payable	1,188
Other affiliated payables	2,893
Other payables and accrued expenses	869
Total liabilities		629,312

Net Assets		$ 64,112,875
Net Assets consist of:
Paid in capital		$ 64,107,113
Distributions in excess of net investment income		(121)
Accumulated undistributed net realized gain (loss) on investments		5,883
Net Assets		$ 64,112,875
Class I: Net Asset Value, offering price and redemption price per share ($35,676,929 ÷ 35,667,473 shares)		$ 1.00
Class II: Net Asset Value, offering price and redemption price per share ($933,271 ÷ 933,120 shares)		$ 1.00
Class III: Net Asset Value, offering price and redemption price per share ($5,072,267 ÷ 5,073,915 shares)		$ 1.00
Select Class: Net Asset Value, offering price and redemption price per share ($585,415 ÷ 585,226 shares)		$ 1.00
Class F: Net Asset Value, offering price and redemption price per share ($390 ÷ 390 shares)		$ 1.00
Institutional Class: Net Asset Value, offering price and redemption price per share ($21,844,603 ÷ 21,838,429 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2009 (Unaudited)

Investment Income
Interest		$ 270,068

Expenses
Management fee	$ 43,524
Transfer agent fees	15,710
Distribution fees	6,548
Accounting fees and expenses	1,070
Custodian fees and expenses	369
Independent trustees' compensation	105
Registration fees	498
Audit	108
Legal	55
Interest	2
Money Market Guarantee Program fee	8,664
Miscellaneous	391
Total expenses before reductions	77,044
Expense reductions	(9,730)	67,314
Net investment income		202,754
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,027
Net increase in net assets resulting from operations		$ 203,781

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 202,754	$ 1,136,954
Net realized gain (loss)	1,027	12,535
Net increase in net assets resulting from operations	203,781	1,149,489
Distributions to shareholders from net investment income	(202,743)	(1,136,896)
Share transactions - net increase (decrease)	7,489,476	8,877,884
Total increase (decrease) in net assets	7,490,514	8,890,477

Net Assets
Beginning of period	56,622,361	47,731,884
End of period (including distributions in excess of net investment income of $121 and distributions in excess of net investment income of $132, respectively)	$ 64,112,875	$ 56,622,361

Financial Highlights - Class I

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.023	.049	.051	.036	.016
Distributions from net investment income	(.003)	(.023)	(.049)	(.051)	(.036)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.33%	2.37%	5.01%	5.24%	3.69%	1.58%
Ratios to Average Net Assets D
Expenses before reductions	.24% A	.23%	.22%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.21% A	.20%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.21% A	.20%	.18%	.18%	.18%	.18%
Net investment income	.66% A	2.31%	4.91%	5.14%	3.71%	1.50%
Supplemental Data
Net assets, end of period (in millions)	$ 35,677	$ 35,613	$ 28,573	$ 28,969	$ 18,848	$ 11,389

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.022	.047	.050	.035	.014
Distributions from net investment income	(.003)	(.022)	(.047)	(.050)	(.035)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.26%	2.21%	4.85%	5.08%	3.53%	1.43%
Ratios to Average Net Assets D
Expenses before reductions	.39%A	.38%	.37%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.36%A	.35%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.36%A	.35%	.33%	.33%	.33%	.33%
Net investment income	.51%A	2.16%	4.70%	4.99%	3.56%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 933	$ 680	$ 699	$ 637	$ 319	$ 168

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.021	.046	.049	.034	.013
Distributions from net investment income	(.002)	(.021)	(.046)	(.049)	(.034)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.21%	2.11%	4.74%	4.98%	3.43%	1.33%
Ratios to Average Net Assets D
Expenses before reductions	.49% A	.48%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.46% A	.45%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.46% A	.45%	.43%	.43%	.43%	.43%
Net investment income	.41% A	2.06%	4.49%	4.89%	3.46%	1.25%
Supplemental Data
Net assets, end of period (in millions)	$ 5,072	$ 4,184	$ 5,256	$ 1,701	$ 1,074	$ 926

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.023	.048	.051	.036	.015
Distributions from net investment income	(.003)	(.023)	(.048)	(.051)	(.036)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.31%	2.31%	4.96%	5.19%	3.64%	1.53%
Ratios to Average Net Assets D
Expenses before reductions	.29% A	.28%	.27%	.28%	.29%	.28%
Expenses net of fee waivers, if any	.26% A	.25%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.26% A	.25%	.23%	.23%	.23%	.23%
Net investment income	.61% A	2.25%	4.60%	5.08%	3.66%	1.45%
Supplemental Data
Net assets, end of period (in millions)	$ 585	$ 619	$ 1,626	$ 470	$ 141	$ 16

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class F

Six months ended September 30, 2009

(Unaudited) D

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.001
Distributions from net investment income	(.001)
Net asset value, end of period	$ 1.00
Total Return B, C	.14%
Ratios to Average Net Assets E
Expenses before reductions	.18% A
Expenses net of fee waivers, if any	.17% A
Expenses net of all reductions	.17% A
Net investment income	.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 390

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008 D

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.024	.013
Distributions from net investment income	(.004)	(.024)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.35%	2.41%	1.29%
Ratios to Average Net Assets E
Expenses before reductions	.21% A	.20%	.19% A
Expenses net of fee waivers, if any	.17% A	.16%	.14% A
Expenses net of all reductions	.17% A	.16%	.14% A
Net investment income	.70% A	2.35%	4.03% A
Supplemental Data
Net assets, end of period (in millions)	$ 21,845	$ 15,526	$ 11,578

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/09	% of fund's investments 3/31/09	% of fund's investments 9/30/08
0 - 30	84.0	81.5	79.0
31 - 90	5.7	7.2	8.1
91 - 180	2.0	9.1	3.7
181 - 397	8.3	2.2	9.2
Weighted Average Maturity
	9/30/09	3/31/09	9/30/08
Tax-Exempt Portfolio	34 Days	27 Days	38 Days
All Tax-Free Money Market Funds Average*	33 Days	24 Days	33 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Variable Rate Demand Notes (VRDNs) 73.9%	Variable Rate Demand Notes (VRDNs) 71.7%
Commercial Paper (including CP Mode) 11.1%	Commercial Paper (including CP Mode) 13.5%
Tender Notes and Bonds 1.3%	Tender Notes and Bonds 0.6%
Municipal Notes 8.3%	Municipal Notes 8.4%
Municipal Bonds 2.5%	Municipal Bonds 2.7%
Fidelity Tax-Free Cash Central 2.5%	Fidelity Tax-Free Cash Central 1.9%
Net Other Assets 0.4%	Net Other Assets 1.2%

*Source: iMoneyNet, Inc.

Semiannual Report

Tax-Exempt Portfolio

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 B, 0.27%, VRDN (a)	$ 11,900	$ 11,900
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.27%, VRDN (a)	9,600	9,600
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,000	10,000
		31,500
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	4,770	4,770
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 C, 0.37% (ConocoPhillips Guaranteed), VRDN (a)	4,500	4,500
		9,270
Arizona - 0.9%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 B, 0.25%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	8,270	8,270
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,200	4,200
Phoenix Civic Impt. Corp. Series 2009, 0.4% 12/8/09, LOC Bank of America NA, CP	16,200	16,200
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3525, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,355	14,355
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2001 A, 5% 1/1/10	6,095	6,165
Participating VRDN:
Series Putters 3307, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,300	3,300
Series WF 09 40C, 0.32% (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,745	2,745
		55,235

	Principal Amount (000s)	Value (000s)
Arkansas - 0.6%
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) Series 2006, 0.37%, LOC Bank of America NA, VRDN (a)	$ 22,875	$ 22,875
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.34% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	11,250	11,250
		34,125
California - 4.9%
California Gen. Oblig.:
RAN Series A1, 3% 5/25/10	78,000	78,875
Series 2004 A1, 0.35%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	5,000	5,000
Series 2004 B3, 0.28%, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,980	8,980
Series 2005 B2, 0.21%, LOC Societe Generale, VRDN (a)	29,225	29,225
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2009 C, 0.34%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)	6,000	6,000
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	88,700	89,814
Los Angeles Gen. Oblig. TRAN Series 2009:
2.5% 2/26/10	26,500	26,722
2.5% 4/28/10	38,300	38,748
Los Angeles Unified School District TRAN Series A, 2% 8/12/10	17,100	17,302
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 11251, 0.36% (Liquidity Facility Citibank NA) (a)(d)	3,050	3,050
		303,716
Colorado - 3.6%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	3,890	3,890
Colorado Edl. & Cultural Facilities Auth. Rev. (YMCA of the Rockies Proj.) 0.3%, LOC Bank of America NA, VRDN (a)	3,900	3,900
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series BA 08 1090, 0.45% (Liquidity Facility Bank of America NA) (a)(d)	10,700	10,700
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	14,465	14,465
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Catholic Health Initiatives Proj.):
Series 2004 B:
0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	$ 6,450	$ 6,450
0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	12,400	12,400
Series 2004 B1, 0.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	15,480	15,480
Series 2004 B2, 0.32% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	29,425	29,425
Colorado Reg'l. Trans. District Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0039, 0.38% (Liquidity Facility Citibank NA) (a)(d)	16,000	16,000
Series EGL 07 0040, 0.38% (Liquidity Facility Citibank NA) (a)(d)	11,700	11,700
0.35% 10/15/09, LOC Wells Fargo Bank NA, CP	10,400	10,400
Colorado Springs Utils. Rev. Series 2000 A, 0.27%, VRDN (a)	29,225	29,225
Denver City & County Wtr. Participating VRDN Series PZ 232, 0.39% (Liquidity Facility Wells Fargo & Co.) (a)(d)	15,755	15,755
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (a)	15,000	15,000
Series 2008 A2, 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,000	10,000
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.32%, LOC Wachovia Bank NA, VRDN (a)	17,100	17,100
		221,890
Connecticut - 0.5%
Connecticut Gen. Oblig. BAN Series 2009 A, 2% 4/28/10	17,400	17,552
Connecticut Health & Edl. Facilities Auth. Rev. (St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	14,590	14,590
		32,142

	Principal Amount (000s)	Value (000s)
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (St. Edmond's Academy Proj.) Series 2005, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 8,625	$ 8,625
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.37%, LOC Wachovia Bank NA, VRDN (a)	5,000	5,000
		13,625
District Of Columbia - 1.7%
District Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,700	7,700
District of Columbia Gen. Oblig. Series 2008 B, 0.37%, LOC Bank of America NA, VRDN (a)	39,015	39,015
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.39%, LOC Bank of America NA, VRDN (a)	2,235	2,235
(Defenders of Wildlife Proj.) 0.39%, LOC Bank of America NA, VRDN (a)	6,265	6,265
(Friends Legal Svcs. Corp. Proj.) 0.37%, LOC Bank of America NA, VRDN (a)	11,045	11,045
(The AARP Foundation Proj.) Series 2004, 0.37%, LOC Bank of America NA, VRDN (a)	9,900	9,900
(The Phillips Collection Issue Proj.) Series 2003, 0.37%, LOC Bank of America NA, VRDN (a)	2,725	2,725
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.37%, LOC Bank of America NA, VRDN (a)	24,015	24,015
		102,900
Florida - 10.2%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev.:
(Oak Hammock At The Univ. of Florida, Inc. Proj.) Series 2007, 0.43%, LOC Bank of Scotland PLC, VRDN (a)	18,715	18,715
(Oak Hammock Univ. Proj.) Series A, 0.43%, LOC Bank of Scotland PLC, VRDN (a)	6,800	6,800
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 A, 0.48% tender 10/6/09, LOC Bank of America NA, CP mode	14,570	14,570
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.33% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 20,520	$ 20,520
Collier County Indl. Dev. Auth. (Cmnty. School of Naples Proj.) 0.37%, LOC Bank of America NA, VRDN (a)	14,750	14,750
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.34%, VRDN (a)	4,000	4,000
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.37%, LOC Bank of America NA, VRDN (a)	16,070	16,070
Florida Board of Ed. Participating VRDN Series Putters 137, 0.33% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	18,860	18,860
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Bonds Series 2009 B, 2% 6/1/10	4,380	4,426
Participating VRDN:
Series EGL 07 48, 0.36% (Liquidity Facility Citibank NA) (a)(d)	21,445	21,445
Series ROC II R 817, 0.36% (Liquidity Facility Citibank NA) (a)(d)	9,410	9,410
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2003 A, 5.25% 7/1/10	8,540	8,834
Participating VRDN:
Series Putters 2514, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,520	4,520
Series Solar 07 30, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	15,010	15,010
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.38% (Liquidity Facility Wells Fargo & Co.) (a)(d)	7,070	7,070
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.22%, LOC TD Banknorth, NA, VRDN (a)	10,625	10,625
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 0.4% 11/4/09, LOC Wachovia Bank NA, CP	12,095	12,095
Gainesville Utils. Sys. Rev. 0.7% 10/7/09, CP	31,000	31,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F:
0.45% tender 10/5/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	14,000	14,000
0.45% tender 10/8/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	18,400	18,400
0.45% tender 10/8/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	11,000	11,000
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.3% tender 10/5/09, CP mode	14,960	14,960

	Principal Amount (000s)	Value (000s)
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 21 Issue 2, 5% 10/1/09	$ 11,470	$ 11,470
Lakeland Energy Sys. Rev. Series 2008 A, 0.25%, LOC BNP Paribas SA, VRDN (a)	400	400
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.36%, VRDN (a)	28,900	28,900
Miami Health Facilities Auth. Sys. Rev. (Catholic Health East Proj.) Series 2009, 0.2%, LOC Bank of New York, New York, VRDN (a)	10,500	10,500
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.35%, LOC Bank of America NA, VRDN (a)	11,260	11,260
North Broward Hosp. District Rev. Series 2005 A:
0.28%, LOC Wachovia Bank NA, VRDN (a)	8,900	8,900
0.28%, LOC Wachovia Bank NA, VRDN (a)	8,100	8,100
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.) Series 2008, 0.37%, LOC Bank of America NA, VRDN (a)	3,625	3,625
Orange County Health Facilities Auth. Rev. (Presbyterian Retirement Cmnty., Inc. Proj.) Series 2006 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	7,700	7,700
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2005, 0.37%, LOC Bank of America NA, VRDN (a)	1,700	1,700
Orange County School District TAN 4% 10/1/09	20,000	20,000
Orlando Utils. Commission Util. Sys. Rev. Series 2008, 0.2% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (a)	46,400	46,400
Orlando Utils. Commission Wtr. & Elec. Rev.:
Bonds Series 1992, 6% 10/1/09	20,000	20,000
Series 2002 A, 0.34% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	15,500	15,500
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.37%, LOC Bank of America NA, VRDN (a)	5,265	5,265
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.37%, LOC Bank of America NA, VRDN (a)	4,370	4,370
(Morse Oblig. Group Proj.) Series 2003, 0.33%, LOC Commerce Bank NA, VRDN (a)	3,400	3,400
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.37%, LOC Bank of America NA, VRDN (a)	19,115	19,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 1,775	$ 1,775
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) Series 2001, 0.42%, LOC Bank of America NA, VRDN (a)	2,070	2,070
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.35%, LOC Bank of America NA, VRDN (a)	18,150	18,150
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A2, 0.3%, LOC Northern Trust Co., Chicago, VRDN (a)	10,000	10,000
Series 2009 A3, 0.34%, LOC Wachovia Bank NA, VRDN (a)	5,000	5,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2009 B, 0.32%, LOC Wachovia Bank NA, VRDN (a)	17,285	17,285
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 B1, 0.34%, LOC Wachovia Bank NA, VRDN (a)	14,785	14,785
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.37%, LOC Bank of America NA, VRDN (a)	1,435	1,435
Tallahassee Consolidated Util. Sys. Rev. Participating VRDN Series ROC II R 11306, 0.36% (Liquidity Facility Citibank NA) (a)(d)	13,580	13,580
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 06 8, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	21,005	21,005
		632,270
Georgia - 2.6%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2003, 0.3%, LOC Bank of America NA, VRDN (a)	5,325	5,325
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.34%, LOC Wachovia Bank NA, VRDN (a)	10,960	10,960
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.33%, VRDN (a)	7,300	7,300
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) 0.4% tender 10/15/09, CP mode	23,000	23,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.37%, LOC Freddie Mac, VRDN (a)	1,500	1,500
DeKalb County School District Bonds Series 2007, 5% 2/1/10	3,000	3,046

	Principal Amount (000s)	Value (000s)
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series 2003 B, 0.32%, LOC Wachovia Bank NA, VRDN (a)	$ 6,095	$ 6,095
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	5,100	5,110
Series E, 3% 12/16/09	7,700	7,716
Gwinnett County School District Gen. Oblig. Bonds Series 2007, 5% 2/1/10	6,500	6,599
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series ROC II R 11794, 0.32% (a)(d)	2,250	2,250
Series Solar 08 0001, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,310	10,310
Muni. Elec. Auth. of Georgia:
BAN:
(Plant Vogtle Additional Units Non-PPA Proj.) Series 2009 A, 1.25% 5/7/10	9,900	9,923
Series 2009 A, 1.5% 5/25/10	14,070	14,151
Series 1985 B, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (a)	26,000	26,000
Private Colleges & Univs. Auth. Rev. Participating VRDN Series BBT 08 42, 0.32% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,470	6,470
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 0.37%, LOC Wachovia Bank NA, VRDN (a)	7,045	7,045
Whitfield County School District Bonds Series 2009, 3% 4/1/10	9,765	9,877
		162,677
Hawaii - 0.4%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11021 PB, 0.41% (Liquidity Facility Deutsche Postbank AG) (a)(d)	20,540	20,540
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.37%, LOC Freddie Mac, VRDN (a)	5,200	5,200
		25,740
Idaho - 0.3%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 B, 0.36%, LOC Harris NA, VRDN (a)	18,000	18,000
Illinois - 3.1%
Chicago Gen. Oblig.:
Bonds Series 2008, 0.7%, tender 10/7/09, LOC Harris NA (a)	6,600	6,600
Participating VRDN Series Solar 06 38, 0.34% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	8,015	8,015
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series BBT 2007, 0.32% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	$ 3,800	$ 3,800
Chicago Wastewtr. Transmission Rev. Series 2008 C3, 0.35%, LOC Northern Trust Co., Chicago, VRDN (a)	21,200	21,200
Chicago Wtr. Rev. Series 2004 A2, 0.4%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	19,900	19,900
Cook County Gen. Oblig. Participating VRDN Series Solar 06 10, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	13,550	13,550
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series ROC II R 12278, 0.36% (Liquidity Facility Citibank NA) (a)(d)	5,195	5,195
(Field Museum of Natural History Proj.) Series 2000, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	1,200	1,200
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 E, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	8,305	8,305
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BBT 08 33, 0.32% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,125	5,125
Series DB 601, 0.35% (Liquidity Facility Deutsche Bank AG) (a)(d)	10,300	10,300
Series Putters 3174, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,130	1,130
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
(North Central College Proj.) Series 2008, 0.37%, LOC Bank of America NA, VRDN (a)	8,500	8,500
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	11,000	11,000
Series 2008 C, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	1,900	1,900
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
(Rockford Mem. Hosp. Proj.) 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.4%, LOC Northern Trust Co., Chicago, VRDN (a)	9,000	9,000

	Principal Amount (000s)	Value (000s)
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 A1, 0.4%, LOC Wells Fargo Bank NA, VRDN (a)	$ 2,200	$ 2,200
Series 2009 A2, 0.34%, LOC Wells Fargo Bank NA, VRDN (a)	2,120	2,120
Illinois Health Facilities Auth. Rev. (Swedish Covenant Hosp. Proj.) Series 2003 B, 0.3%, LOC Bank of America NA, VRDN (a)	1,845	1,845
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2008 B, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	16,055	16,055
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 04 A, 0.5% (Liquidity Facility Bank of America NA) (a)(d)	9,995	9,995
Series MACN 06 K, 0.5% (Liquidity Facility Bank of America NA) (a)(d)	8,260	8,260
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.37%, LOC Freddie Mac, VRDN (a)	3,250	3,250
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.37%, LOC Bank of America NA, VRDN (a)	2,000	2,000
		193,445
Indiana - 2.6%
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.33% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	1,525	1,525
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.37%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2002, 0.37%, LOC JPMorgan Chase Bank, VRDN (a)	2,800	2,800
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 E, 0.36%, LOC Bank of America NA, VRDN (a)	22,000	22,000
Series 2008 F, 0.3%, LOC Bank of New York, New York, VRDN (a)	7,640	7,640
Indiana Fin. Auth. Hosp. Rev.:
(Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 A, 0.32%, LOC Branch Banking & Trust Co., VRDN (a)	14,645	14,645
(Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.35%, LOC Branch Banking & Trust Co., VRDN (a)	4,445	4,445
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.:
Participating VRDN Series BBT 08 12, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	$ 11,835	$ 11,835
(DePauw Univ. Proj.) Series 2008 A, 0.35%, LOC Northern Trust Co., Chicago, VRDN (a)	7,410	7,410
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Clarion Health Obligated Group Proj.):
Series 2005 C, 0.25%, LOC Branch Banking & Trust Co., VRDN (a)	27,050	27,050
Series 2005 D, 0.25%, LOC Branch Banking & Trust Co., VRDN (a)	8,920	8,920
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.):
Series 1997 A, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	7,000	7,000
Series 1997 B, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	15,000	15,000
Indianapolis Arpt. Facilities Rev. Series 1999, 0.65% 10/28/09, LOC JPMorgan Chase Bank, CP	12,500	12,500
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.35%, LOC Royal Bank of Scotland PLC, VRDN (a)	8,700	8,700
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2001, 0.35%, LOC Bank of America NA, VRDN (a)	1,405	1,405
Series 2006, 0.37%, LOC Bank of America NA, VRDN (a)	5,350	5,350
		163,225
Iowa - 0.5%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2009 C, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.3%, VRDN (a)	23,400	23,400
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.37%, LOC Bank of America NA, VRDN (a)	7,955	7,955
		33,355
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev.:
Participating VRDN Series BBT 08 51, 0.32% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,300	6,300

	Principal Amount (000s)	Value (000s)
Series 2000 B2, 0.3% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	$ 9,740	$ 9,740
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 0.35% (Liquidity Facility Societe Generale) (a)(d)	3,000	3,000
		19,040
Kentucky - 0.3%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	9,000	9,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.4%, LOC Branch Banking & Trust Co., VRDN (a)	7,000	7,000
		16,000
Louisiana - 1.0%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.37%, LOC Bank of America NA, VRDN (a)	5,600	5,600
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 659, 0.42% (Liquidity Facility Citibank NA) (a)(d)	6,750	6,750
Louisiana Gen. Oblig. Series 2008 A, 0.3%, LOC BNP Paribas SA, VRDN (a)	23,100	23,100
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.37%, LOC JPMorgan Chase Bank, VRDN (a)	2,900	2,900
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.):
Series 2009 B2, 0.25%, LOC Bank of New York, New York, VRDN (a)	2,500	2,500
Series 2009 B3, 0.22%, LOC Bank of New York, New York, VRDN (a)	6,550	6,550
(CommCare Corp. Proj.) Series 2008 B, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	14,900	14,900
		62,300
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev.:
Series 2008 A, 0.4%, LOC KBC Bank NV, VRDN (a)	6,835	6,835
Series 2008 B, 0.38%, LOC KBC Bank NV, VRDN (a)	1,700	1,700
		8,535
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - 1.1%
Baltimore County Econ. Dev. Rev. (The Bais Yaakov School for Girls Proj.) Series 2003, 0.37%, LOC Bank of America NA, VRDN (a)	$ 5,005	$ 5,005
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.23%, LOC Fannie Mae, VRDN (a)	5,300	5,300
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.37%, LOC Bank of America NA, VRDN (a)	1,000	1,000
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.21%, VRDN (a)	6,900	6,900
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Howard County Gen. Hosp. Proj.) Series 2008, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,250	6,250
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.27%, LOC Bank of America NA, VRDN (a)	20,000	20,000
Series 2007 D, 0.34%, LOC Wachovia Bank NA, VRDN (a)	9,400	9,400
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,760	1,760
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.38% (Liquidity Facility Citibank NA) (a)(d)	7,785	7,785
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.37%, LOC Bank of America NA, VRDN (a)	4,400	4,400
		67,800
Massachusetts - 2.8%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.32%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,720	8,720
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 39, 0.43% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	8,000	8,000
Series Clipper 07 41, 0.43% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	131,350	131,350
Series DCL 08 42, 0.6% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	11,970	11,970

	Principal Amount (000s)	Value (000s)
Series 2001 B, 0.35% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	$ 11,900	$ 11,900
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.36% (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.33%, LOC Lloyds TSB Bank PLC, VRDN (a)	1,000	1,000
		175,940
Michigan - 1.0%
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.37%, LOC JPMorgan Chase Bank, VRDN (a)	900	900
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) Series 2009 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	11,600	11,600
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	2,400	2,400
Series 5, 0.55% 11/5/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	2,580	2,580
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.4% tender 10/26/09, CP mode	12,700	12,700
0.42% tender 11/3/09, CP mode	17,000	17,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Orchestra Place Renewal Proj.) Series 2000, 0.35%, LOC Bank of America NA, VRDN (a)	6,840	6,840
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.5% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,620	6,620
		60,640
Minnesota - 1.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C2, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	9,975	9,975
Minnesota Gen. Oblig. Bonds 5% 10/1/09	9,050	9,050
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Participating VRDN Series Putters 319, 0.33% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	13,555	13,555
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.35%, LOC Fannie Mae, VRDN (a)	21,550	21,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A2, 0.35%, LOC Wells Fargo Bank NA, VRDN (a)	$ 11,000	$ 11,000
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2009 A, 0.35%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	6,400	6,400
St. Louis Park Gen. Oblig. (Park Nicollet Health Svcs. Proj.) Series 2008 B2, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	13,900	13,900
St. Paul Port Auth. District Cooling Rev. Series 2009 9BB, 0.33%, LOC Deutsche Bank AG, VRDN (a)	3,000	3,000
		88,430
Mississippi - 1.4%
Mississippi Dev. Bank Spl. Oblig.:
Bonds Series Solar 06 0153, 0.33%, tender 10/7/09 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	6,125	6,125
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.37%, LOC Bank of America NA, VRDN (a)	22,000	22,000
(Harrison County Proj.) Series 2008 A2, 0.37%, LOC Bank of America NA, VRDN (a)	14,000	14,000
(Walnut Grove Youth Correctional Facilities Proj.) Series 2008 A, 0.35%, LOC Bank of America NA, VRDN (a)	19,700	19,700
Mississippi Gen. Oblig.:
Bonds Series I, 5.75% 11/1/09	4,000	4,015
Series 2007, 0.35% (Liquidity Facility Bank of America NA), VRDN (a)	23,375	23,375
		89,215
Missouri - 2.2%
Golden Valley Memorial Hosp. District Series 2006, 0.43%, LOC Bank of America NA, VRDN (a)	9,495	9,495
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)	15,400	15,400
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN:
Series EGL 07 0001, 0.36% (Liquidity Facility Citibank NA) (a)(d)	8,000	8,000
Series PT 4624, 0.41% (Liquidity Facility Deutsche Postbank AG) (a)(d)	11,090	11,090
(Christian Brothers College Proj.) Series 2002 A, 0.35%, LOC TD Banknorth, NA, VRDN (a)	39,050	39,050

	Principal Amount (000s)	Value (000s)
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(BJC Health Sys. Proj.) Series 2005 B, 0.3% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 3,200	$ 3,200
(Cox Health Sys. Proj.) Series 2008 C, 0.27%, LOC Bank of America NA, VRDN (a)	17,000	17,000
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,000	5,000
Missouri Highways & Trans. Commission State Road Rev.:
Participating VRDN Series PT 4625, 0.41% (Liquidity Facility Deutsche Postbank AG) (a)(d)	10,325	10,325
Series 2005 B:
0.22%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	15,515	15,515
0.32%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,475	3,475
		137,550
Nebraska - 0.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.4% (Liquidity Facility Royal Bank of Canada), VRDN (a)	15,600	15,600
Omaha Gen. Oblig. Participating VRDN Series EGL 04 10 Class A, 0.36% (Liquidity Facility Citibank NA) (a)(d)	4,875	4,875
Omaha Pub. Pwr. District Elec. Rev. 0.35% 12/11/09 (Liquidity Facility JPMorgan Chase Bank), CP	22,300	22,300
		42,775
Nevada - 2.4%
Clark County Fuel Tax:
Series 2008 A:
0.4% 12/9/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.45% 10/8/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	13,000	13,000
Series 2008 B:
0.35% 10/6/09, LOC BNP Paribas SA, CP	25,000	25,000
0.4% 12/3/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District Participating VRDN:
Series BBT 08 6, 0.32% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	$ 12,560	$ 12,560
Series Clipper 07 35, 0.45% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	24,630	24,630
Series PZ 174, 0.38% (Liquidity Facility Wells Fargo & Co.) (a)(d)	27,210	27,210
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3355, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,500	7,500
Series Putters 3488Z, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.25%, LOC Union Bank of California, VRDN (a)	1,900	1,900
Series 2009 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	13,465	13,465
		145,265
New Hampshire - 0.4%
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.):
Series 2005 A1, 0.3%, VRDN (a)	2,425	2,425
Series 2005 A2, 0.3%, VRDN (a)	24,000	24,000
		26,425
New Jersey - 1.1%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.35%, LOC TD Banknorth, NA, VRDN (a)	14,900	14,900
Series 2008 V5, 0.35%, LOC Wachovia Bank NA, VRDN (a)	5,800	5,800
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	45,700	46,352
		67,052
New Mexico - 0.6%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.32%, LOC Barclays Bank PLC, VRDN (a)	4,660	4,660
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A2, 0.28%, LOC UBS AG, VRDN (a)	20,000	20,000
Series 2008 B1, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	13,600	13,600
		38,260

	Principal Amount (000s)	Value (000s)
New York - 4.9%
Nassau County Interim Fin. Auth.:
Series 2008 A, 0.25% (Liquidity Facility BNP Paribas SA), VRDN (a)	$ 25,000	$ 25,000
Series 2008 B, 0.27% (Liquidity Facility KBC Bank NV), VRDN (a)	5,000	5,000
New York City Gen. Oblig.:
Series 1995 F5, 0.24%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	2,600	2,600
Series 2004 H3, 0.3%, LOC Bank of New York, New York, VRDN (a)	10,535	10,535
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series EGL 07 116, 0.36% (Liquidity Facility Citibank NA) (a)(d)	11,800	11,800
Series 2008 BB, 0.27% (Liquidity Facility Bank of America NA), VRDN (a)	5,000	5,000
Series 2008 BB1, 0.26% (Liquidity Facility Fortis Banque SA), VRDN (a)	23,050	23,050
New York City Transitional Fin. Auth. Rev.:
Series 2003 2D, 0.3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	9,305	9,305
Series 2003 C1, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,500	4,500
Series C, 0.28% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	23,900	23,900
New York Dorm. Auth. Revs. Participating VRDN Series EGL 07 0003, 0.36% (Liquidity Facility Citibank NA) (a)(d)	15,560	15,560
New York Hsg. Fin. Agcy. Rev. (Tribeca Green Hsg. Proj.) Series 2003 A, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,100	5,100
New York Local Govt. Assistance Corp.:
Series 1995 E, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (a)	11,000	11,000
Series 2008 BAV, 0.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	22,000	22,000
New York Metropolitan Trans. Auth. Rev.:
RAN Series 2009, 2% 12/31/09	20,300	20,381
Series A, 0.42% 10/1/09, LOC ABN-AMRO Bank NV, CP	15,000	15,000
Series C, 0.4% 10/7/09, LOC ABN-AMRO Bank NV, CP	4,600	4,600
New York Pwr. Auth. Series 1, 0.45% 12/1/09, CP	14,950	14,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2283, 0.48% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 7,125	$ 7,125
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.3% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	64,355	64,355
		300,761
North Carolina - 4.0%
Charlotte Gen. Oblig. Series 2007, 0.37% (Liquidity Facility KBC Bank NV), VRDN (a)	2,900	2,900
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.34% (Liquidity Facility Wachovia Bank NA), VRDN (a)	22,000	22,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 H, 0.28%, LOC Wachovia Bank NA, VRDN (a)	25,680	25,680
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.37% (Liquidity Facility Bank of America NA), VRDN (a)	6,670	6,670
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 07 0015, 0.36% (Liquidity Facility Citibank NA) (a)(d)	10,890	10,890
Series EGL 7053004 Class A, 0.36% (Liquidity Facility Citibank NA) (a)(d)	13,105	13,105
Series GS 08 9TP, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(d)	14,625	14,625
North Carolina Gen. Oblig. Series 2002 E, 0.27% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	19,880	19,880
North Carolina Grant Anticipation Rev. Bonds Series 2009, 2% 3/1/10	10,845	10,911
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Bonds (North Carolina Cap. Impts. Proj.) Series 2005 A, 5% 2/1/10	4,775	4,844
North Carolina Med. Care Commission Health Care Facilities Rev. (Friends Homes, Inc. Proj.) Series 2003, 0.35%, LOC Bank of America NA, VRDN (a)	8,230	8,230
North Carolina Med. Care Commission Hosp. Rev.:
(CaroMont Health Proj.) Series 2003 B, 0.27%, LOC Bank of America NA, VRDN (a)	1,000	1,000
(Iredell Memorial Hosp. Proj.) Series 2007, 0.32%, LOC Wachovia Bank NA, VRDN (a)	5,000	5,000
North Carolina State Univ. at Raleigh Rev. Series 2003 B, 0.27% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	13,000	13,000

	Principal Amount (000s)	Value (000s)
Orange Wtr. & Swr. Auth. Series 2004 B, 0.37% (Liquidity Facility Bank of America NA), VRDN (a)	$ 5,190	$ 5,190
Piedmont Triad Arpt. Auth. Series 2008 A, 0.37%, LOC Branch Banking & Trust Co., VRDN (a)	5,200	5,200
Raleigh Combined Enterprise Sys. Rev. Participating VRDN:
Series BBT 08 11, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	21,585	21,585
Series EGL 07 0010, 0.36% (Liquidity Facility Citibank NA) (a)(d)	4,950	4,950
Wake County Gen. Oblig. BAN Series 2008, 3.5% 10/15/09	42,800	42,829
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 B, 0.3% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	6,000	6,000
		244,489
Ohio - 3.1%
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)	15,040	15,040
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.4% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	11,985	11,985
Columbus Swr. Rev. Participating VRDN Series BBT 08 5, 0.32% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,260	5,260
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 0.43%, LOC JPMorgan Chase Bank, VRDN (a)	2,900	2,900
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	2,915	2,915
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	17,485	17,485
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2002, 0.52%, LOC JPMorgan Chase Bank, VRDN (a)	7,600	7,600
Series 2008 A, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	28,500	28,500
Series 2008 B, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	28,750	28,750
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.) Series 2008 B, 0.25%, LOC UBS AG, VRDN (a)	3,200	3,200
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	3,800	3,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig. (Infrastructure Impt. Proj.):
Series 2003 B, 0.35%, VRDN (a)	$ 2,000	$ 2,000
Series 2003 D, 0.35%, VRDN (a)	5,455	5,455
Ohio Higher Edl. Facility Commission Hosp. Rev. Series 2008 B6, 0.45% 12/8/09, CP	15,000	15,000
Ohio Higher Edl. Facility Commission Rev.:
Bonds (Cleveland Clinic Proj.) Series 2008 B6, 0.47% tender 2/9/10, CP mode	9,200	9,200
(Univ. Hosp. Health Sys. Proj.) Series 2008 C, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	20,450	20,450
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3551, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,260	13,260
		192,800
Oklahoma - 0.6%
Oklahoma City Ind. & Cultural Facilities (Oklahoma City Univ. Proj.) Series 2005 B, 0.37%, LOC Bank of America NA, VRDN (a)	28,655	28,655
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2005 A, 0.32%, LOC Bank of America NA, VRDN (a)	2,925	2,925
Univ. Hospitals Trust Rev. Series 2005 A, 0.35%, LOC Bank of America NA, VRDN (a)	5,400	5,400
		36,980
Oregon - 2.5%
Clackamas County Hosp. Facility Auth. Bonds:
(Providence Health Sys. Proj.) Series 2003 D, 0.48% tender 2/2/10, CP mode	13,000	13,000
Series 2003 D, 0.35% tender 10/19/09, CP mode	12,500	12,500
Medford Hosp. Facilities Auth. Rev. (Asante Health Sys. Proj.) Series 2008, 0.29%, LOC Bank of America NA, VRDN (a)	24,175	24,175
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.4%, LOC Bank of Scotland PLC, VRDN (a)	55,100	55,100
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 0.39%, LOC Wells Fargo Bank NA, VRDN (a)	14,700	14,700
(PeaceHealth Proj.):
Series 2008 B, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	12,600	12,600

	Principal Amount (000s)	Value (000s)
Series 2008 C, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	$ 3,000	$ 3,000
Oregon Health and Science Univ. Spl. Rev.:
Series 2009 B1, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,000	6,000
Series 2009 B2, 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,600	6,600
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,000	6,000
		153,675
Pennsylvania - 3.3%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.29%, LOC Citibank NA, VRDN (a)	9,400	9,400
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	4,500	4,500
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000	1,000
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 0.44%, LOC KBC Bank NV, VRDN (a)	3,775	3,775
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	24,500	24,500
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,890	1,890
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.):
Series 2008 A, 0.32%, LOC Wachovia Bank NA, VRDN (a)	7,620	7,620
Series 2008 D, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Lancaster Indl. Dev. Auth. Rev.:
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,050	6,050
(Willow Valley Retirement Proj.) Series 2009 B, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,400	1,400
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) Series 2003, 0.32%, LOC Bank of New York, New York, VRDN (a)	4,000	4,000
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,715	5,715
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 0.32%, LOC Fannie Mae, VRDN (a)	$ 9,170	$ 9,170
(Kingswood Apts. Proj.) Series 2001 A, 0.32%, LOC Fannie Mae, VRDN (a)	10,725	10,725
Pennsylvania Gen. Oblig. Participating VRDN:
Series ROC II R 11056, 0.36% (Liquidity Facility Citibank NA) (a)(d)	3,700	3,700
Series ROC II R 11505, 0.36% (Liquidity Facility Citibank NA) (a)(d)	4,510	4,510
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds (Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburgh (a)	11,850	11,850
(King's College Proj.) Series 2002 J3, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,565	1,565
Pennsylvania State Univ. Bonds Series 2009 B, 1.5%, tender 6/1/10 (a)	7,100	7,149
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.37%, LOC Bank of America NA, VRDN (a)	9,495	9,495
Philadelphia Gen. Oblig. Series 2009 B, 0.34%, LOC Wachovia Bank NA, VRDN (a)	7,000	7,000
Philadelphia School District:
Series 2008 A3, 0.31%, LOC Bank of America NA, VRDN (a)	22,100	22,100
Series 2008 B1, 0.34%, LOC Wachovia Bank NA, VRDN (a)	2,000	2,000
Series 2008 B3, 0.34%, LOC Wachovia Bank NA, VRDN (a)	4,600	4,600
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	13,460	13,460
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	14,275	14,275
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.32% (Liquidity Facility Wells Fargo & Co.) (a)(d)	6,000	6,000
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,590	3,590
Wilkes Barre Gen. Oblig. Series 2004 B, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,515	3,515
		206,054

	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.3%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A6, 0.26%, LOC UBS AG, VRDN (a)	$ 12,000	$ 12,000
Series 2008 B, 0.26%, LOC Wachovia Bank NA, VRDN (a)	7,200	7,200
		19,200
Rhode Island - 0.4%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (a)	23,700	23,700
South Carolina - 1.9%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.):
Series 2004 B1, 0.32%, LOC Wachovia Bank NA, VRDN (a)	5,000	5,000
Series 2004 B2, 0.32%, LOC Wachovia Bank NA, VRDN (a)	9,500	9,500
Charleston Wtrwks. & Swr. Rev. Series 2006 B, 0.37% (Liquidity Facility Wachovia Bank NA), VRDN (a)	1,400	1,400
Greenville County School District Bonds Series D, 2% 6/1/10	17,860	18,043
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.34%, LOC Wachovia Bank NA, VRDN (a)	11,600	11,600
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.43% (Liquidity Facility Deutsche Postbank AG) (a)(d)	5,590	5,590
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.37%, LOC Bank of America NA, VRDN (a)	2,379	2,379
(Newberry College Proj.) Series 2008, 0.34%, LOC Branch Banking & Trust Co., VRDN (a)	12,945	12,945
South Carolina Jobs-Econ. Dev. Auth.:
(AnMed Health Proj.) Series 2009 D, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	3,150	3,150
(CareAlliance Health Svcs. Proj.) Series 2007, 0.32%, LOC Wachovia Bank NA, VRDN (a)	13,000	13,000
(The Reg'l. Med. Ctr. of Orangeburg and Calhoun Counties Proj.) Series 2009, 0.34%, LOC Branch Banking & Trust Co., VRDN (a)	3,065	3,065
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.38% (Liquidity Facility Citibank NA) (a)(d)	12,645	12,645
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
0.5% 10/5/09, CP	$ 6,100	$ 6,100
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B2, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	11,900	11,900
		116,317
Tennessee - 1.7%
Blount County Pub. Bldg. Auth.:
(Local Govt. Pub. Impt. Proj.) Series 2009 E9A, 0.34%, LOC Branch Banking & Trust Co., VRDN (a)	3,335	3,335
Series E7A, 0.34%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.37%, LOC Bank of America NA, VRDN (a)	7,255	7,255
Memphis Gen. Oblig. BAN 2% 5/18/10	12,500	12,615
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.37%, LOC Freddie Mac, VRDN (a)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.37%, LOC Bank of America NA, VRDN (a)	44,260	44,260
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.37%, LOC Bank of America NA, VRDN (a)	1,400	1,400
Nashville & Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.43% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	5,000	5,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 3527, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Shelby County Gen. Oblig. Series 2004 B, 0.32% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,600	4,600
		107,035
Texas - 14.5%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.34% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,300	10,300
Austin Elec. Student Finl. Auth. Participating VRDN Series Solar 06 91, 0.34% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,220	10,220

	Principal Amount (000s)	Value (000s)
Austin Independent School District Participating VRDN Series ROC II R 11750, 0.36% (Liquidity Facility Citibank NA) (a)(d)	$ 6,275	$ 6,275
Austin Util. Sys. Rev. Series A:
0.5% 10/8/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,531	11,531
0.5% 10/8/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,600	3,600
0.55% 10/6/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,540	11,540
0.65% 10/5/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	19,898	19,898
0.83% 10/6/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,764	12,764
Beaumont Independent School District Participating VRDN Series Putters 3225, 0.43% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,115	11,115
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series MS 06 1654, 0.5% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	23,195	23,195
Series ROC II R 11716, 0.36% (Liquidity Facility Citibank NA) (a)(d)	8,285	8,285
Dallas Wtr. & Swr. Sys. Rev. Series C, 0.45% 11/6/09, CP	1,591	1,591
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 1434, 0.33% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	1,885	1,885
Series Putters 3227, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,005	15,005
Series Solar 06 60, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	19,320	19,320
Denton Independent School District Participating VRDN Series DB 513, 0.35% (Liquidity Facility Deutsche Bank AG) (a)(d)	31,410	31,410
Edinburg Consolidated Independent School District Participating VRDN:
Series Putters 1027, 0.43% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,215	2,215
Series SGA 106, 0.37% (Liquidity Facility Societe Generale) (a)(d)	2,485	2,485
Forney Independent School District Participating VRDN Series ROC II R 11729, 0.36% (Liquidity Facility Citibank NA) (a)(d)	3,350	3,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.43% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 8,185	$ 8,185
Goose Creek Independent School District Participating VRDN Series PZ 219, 0.38% (Liquidity Facility Wells Fargo & Co.) (a)(d)	10,385	10,385
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 C, 0.38%, LOC Wachovia Bank NA, VRDN (a)	21,400	21,400
Harris County Flood Cont. District Participating VRDN Series Putters 3562, 0.45% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,515	4,515
Harris County Gen. Oblig.:
Bonds Series 2009 B2, 2%, tender 8/12/10 (a)	53,000	53,693
Participating VRDN:
Series Clipper 07 46, 0.43% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	40,000	40,000
Series ROC II R 718 PB, 0.43% (Liquidity Facility Deutsche Postbank AG) (a)(d)	9,830	9,830
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2008 B, 0.25%, LOC Northern Trust Co., Chicago, VRDN (a)	11,100	11,100
Series 2008 C, 0.32%, LOC Commerzbank AG, VRDN (a)	19,080	19,080
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series MS 06 2042, 0.34% (Liquidity Facility Wells Fargo & Co.) (a)(d)	18,870	18,870
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 11411, 0.38% (Liquidity Facility Citibank NA) (a)(d)	10,000	10,000
Series 2008 A1, 0.35%, LOC Bank of America NA, VRDN (a)	47,500	47,500
Series 2008 A2, 0.37%, LOC Bank of America NA, VRDN (a)	12,075	12,075
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series BA 02 F, 0.45% (Liquidity Facility Bank of America NA) (a)(d)	6,525	6,525
Humble Independent School District Participating VRDN Series Solar 06 20, 0.34% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	14,135	14,135
Judson Independent School District Participating VRDN Series DB 423, 0.36% (Liquidity Facility Deutsche Bank AG) (a)(d)	11,885	11,885

	Principal Amount (000s)	Value (000s)
Mesquite Independent School District Series 2003 A, 0.27% (Permanent School Fund of Texas Guaranteed), VRDN (a)	$ 2,400	$ 2,400
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 0.37% (Liquidity Facility Societe Generale) (a)(d)	6,000	6,000
North East Texas Independent School District Participating VRDN:
Series PT 3951, 0.4% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	14,355	14,355
Series SG 143, 0.35% (Liquidity Facility Societe Generale) (a)(d)	5,000	5,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 593 PB, 0.41% (Liquidity Facility Deutsche Postbank AG) (a)(d)	16,865	16,865
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.3%, VRDN (a)	5,000	5,000
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series BBT 08 26, 0.32% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,400	5,400
Series A:
0.32% 11/3/09, CP	16,400	16,400
0.38% 12/10/09, CP	15,900	15,900
0.4% 12/3/09, CP	48,650	48,650
San Antonio Gen. Oblig. Series A, 0.48% 10/8/09, LOC Bank of America NA, CP	6,305	6,305
San Antonio Wtr. Sys. Rev.:
Bonds Series 2007, 5% 5/15/10	3,000	3,079
Participating VRDN Series EGL 06 5 Class A, 0.36% (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Series 2001 A, 0.38% 12/10/09, CP	5,065	5,065
Sherman Higher Ed. Fin. Corp. (Austin College Proj.) Series 1997, 0.42%, LOC Bank of America NA, VRDN (a)	12,900	12,900
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Hendrick Med. Ctr. Proj.) Series 2009 C, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	4,400	4,400
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	7,940	7,940
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.3%, LOC Freddie Mac, VRDN (a)	16,935	16,935
Texas Gen. Oblig.:
Participating VRDN Series Solar 06 57, 0.34% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,240	10,240
(Veterans' Hsg. Assistance Prog.) Series 1995, 0.24%, VRDN (a)	5,600	5,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
TRAN Series 2009, 2.5% 8/31/10	$ 75,000	$ 76,390
Texas Pub. Fin. Auth. Rev. Series 2008, 0.35% 11/5/09, CP	20,000	20,000
Texas Tech Univ. Revs. Bonds Twelfth Series 2009, 4% 2/15/10	5,980	6,054
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN:
Series BBT 08 25, 0.32% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	10,185	10,185
Series Putters 584, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	18,745	18,745
Series ROC II R 11077, 0.36% (Liquidity Facility Citibank NA) (a)(d)	9,030	9,030
Series 2002 A:
0.35% 11/16/09 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,800	10,800
0.4% 1/13/10 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
Victoria Independent School District Participating VRDN Series WF 08 26C, 0.32% (Liquidity Facility Wells Fargo & Co.) (a)(d)	12,385	12,385
Ysleta Independent School District Participating VRDN Series Putters 1039, 0.35% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,225	3,225
		893,410
Utah - 2.0%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.35% 12/11/09 (Liquidity Facility Bank of Nova Scotia), CP	42,360	42,360
Series 1997 B2, 0.45% 10/8/09 (Liquidity Facility Bank of Nova Scotia), CP	7,700	7,700
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.33% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	69,000	69,000
		121,060
Virginia - 1.3%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	6,000	6,000

	Principal Amount (000s)	Value (000s)
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	$ 7,050	$ 7,050
Fairfax County Econ. Dev. Auth. Rev. (Flint Hill School Proj.) Series 2000, 0.39%, LOC Wachovia Bank NA, VRDN (a)	1,655	1,655
Lexington Indl. Dev. Auth. Edl. Facilities Rev. (VMI Dev. Board, Inc. Proj.) 0.32%, LOC Wachovia Bank NA, VRDN (a)	2,100	2,100
Loudoun County Indl. Dev. Auth. (Loudoun Country Day School, Inc. Proj.) Series 2008, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,700	6,700
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.4%, LOC Bank of America NA, VRDN (a)	10,645	10,645
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.37%, LOC Bank of America NA, VRDN (a)	4,270	4,270
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. (Sentara Healthcare Proj.) Series 2009 C, 0.23%, VRDN (a)	2,000	2,000
Richmond Gen. Oblig. 0.44% 10/9/09 (Liquidity Facility Bank of America NA), CP	11,000	11,000
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.32% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	7,550	7,550
Virginia College Bldg. Auth. Edl. Facilities Rev. (Shenandoah Univ. Proj.) Series 2006, 0.4%, LOC Branch Banking & Trust Co., VRDN (a)	2,100	2,100
Virginia Pub. School Auth. Bonds:
Series VII, 5% 4/15/10	5,000	5,119
Series VIII, 5% 4/15/10	1,900	1,945
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.34% (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,360	2,360
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.34%, LOC Wachovia Bank NA, VRDN (a)	10,100	10,100
		80,594
Washington - 4.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.45% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,280	6,280
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. Participating VRDN Series Putters 256, 0.5% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 4,545	$ 4,545
Everett Gen. Oblig. Series 2001, 0.42%, LOC Bank of America NA, VRDN (a)	5,200	5,200
King County Kent School District #145 Gen. Oblig. Bonds Series 2008, 4% 12/1/09 (Washington Gen. Oblig. Guaranteed)	5,585	5,604
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.35%, LOC Bank of America NA, VRDN (a)	3,100	3,100
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 0.4% (Liquidity Facility Societe Generale) (a)(d)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series Solar 06 2, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	9,730	9,730
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.42%, LOC Bank of America NA, VRDN (a)	8,720	8,720
Snohomish County Pub. Util. District #1 Bonds Series 2002 B, 5.25% 12/1/09	5,000	5,034
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.34% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	38,465	38,465
Vancouver Hsg. Auth. Rev. Series 2008, 0.39%, LOC Freddie Mac, VRDN (a)	4,500	4,500
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.45% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	37,230	37,230
Series GS 06 7T, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(d)	21,415	21,415
Series Putters 3385, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,295	12,295
Series ROC II R 12023, 0.36% (Liquidity Facility Citibank NA) (a)(d)	2,740	2,740
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (a)	17,900	17,900
Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (a)	11,125	11,125
(MultiCare Health Sys. Proj.) Series 2009 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	14,000	14,000
(Swedish Health Svcs. Proj.) Series 2009 B, 0.24%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,500	5,500

	Principal Amount (000s)	Value (000s)
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 34,280	$ 34,280
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.35%, LOC Bank of America NA, VRDN (a)	785	785
		253,448
West Virginia - 1.3%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	10,000	10,000
(West Virginia United Health Sys. Proj.):
Series 2009 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	7,200	7,200
Series 2009 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	5,000	5,000
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.25%, LOC Branch Banking & Trust Co., VRDN (a)	56,410	56,410
		78,610
Wisconsin - 1.5%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 3%, LOC JPMorgan Chase Bank, VRDN (a)	18,300	18,300
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.37%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,000	2,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ministry Health Care Proj.) Series A:
0.4% tender 11/3/09, LOC U.S. Bank NA, Minnesota, CP mode	3,300	3,300
0.4% tender 11/3/09, LOC U.S. Bank NA, Minnesota, CP mode	3,400	3,400
0.4% tender 12/7/09, LOC U.S. Bank NA, Minnesota, CP mode	11,500	11,500
(Alexian Brothers Health Sys. Proj.) 0.55% tender 1/8/10, LOC JPMorgan Chase Bank, CP mode	6,400	6,400
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.26%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	22,810	22,810
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Gundersen Lutheran Clinic Proj.) Series 2008 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	$ 9,700	$ 9,700
Wisconsin Trans. Rev. Series 1997 A, 0.38% 12/10/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	18,000	18,000
		95,410
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.35%, LOC Wells Fargo Bank NA, VRDN (a)	4,750	4,750
	Shares
Other - 2.5%
Fidelity Tax-Free Cash Central Fund, 0.31% (b)(c)	154,885,000	154,885
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $6,161,520)		6,161,520
NET OTHER ASSETS - 0.4%		22,928
NET ASSETS - 100%		$ 6,184,448
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 197
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,006,635)	$ 6,006,635
Fidelity Central Funds (cost $154,885)	154,885
Total Investments (cost $6,161,520)		$ 6,161,520
Cash		154
Receivable for investments sold		43,956
Receivable for fund shares sold		2,363
Interest receivable		9,001
Distributions receivable from Fidelity Central Funds		30
Prepaid expenses		36
Receivable from investment adviser for expense reductions		107
Other affiliated receivables		24
Other receivables		36
Total assets		6,217,227

Liabilities
Payable for investments purchased	$ 13,352
Payable for fund shares redeemed	17,174
Distributions payable	184
Accrued management fee	756
Distribution fees payable	44
Other affiliated payables	1,193
Other payables and accrued expenses	76
Total liabilities		32,779

Net Assets		$ 6,184,448
Net Assets consist of:
Paid in capital		$ 6,184,084
Undistributed net investment income		2
Accumulated undistributed net realized gain (loss) on investments		362
Net Assets		$ 6,184,448
Class I: Net Asset Value, offering price and redemption price per share ($5,892,299 ÷ 5,890,102 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($44,587 ÷ 44,575 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($160,373 ÷ 160,315 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($87,189 ÷ 87,142 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2009 (Unaudited)

Investment Income
Interest		$ 17,810
Income from Fidelity Central Funds		197
Total income		18,007

Expenses
Management fee	$ 5,156
Transfer agent fees	2,225
Distribution fees	322
Accounting fees and expenses	307
Custodian fees and expenses	61
Independent trustees' compensation	14
Registration fees	64
Audit	29
Legal	8
Money Market Guarantee Program Fee	2,092
Miscellaneous	92
Total expenses before reductions	10,370
Expense reductions	(648)	9,722
Net investment income		8,285
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		314
Net increase in net assets resulting from operations		$ 8,599

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,285	$ 163,836
Net realized gain (loss)	314	662
Net increase in net assets resulting from operations	8,599	164,498
Distributions to shareholders from net investment income	(8,283)	(163,869)
Distributions to shareholders from net realized gain	(78)	(3,754)
Total distributions	(8,361)	(167,623)
Share transactions - net increase (decrease)	(1,928,719)	(3,008,979)
Total increase (decrease) in net assets	(1,928,481)	(3,012,104)

Net Assets
Beginning of period	8,112,929	11,125,033
End of period (including undistributed net investment income of $2 and undistributed net investment income of $0, respectively)	$ 6,184,448	$ 8,112,929

Financial Highlights - Class I

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.015	.033	.034	.026	.013
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.015	.033	.034	.026	.013
Distributions from net investment income	(.001)	(.015)	(.033)	(.034)	(.026)	(.013)
Distributions from net realized gain	- F	- F	- F	-	-	- F
Total distributions	(.001)	(.015)	(.033)	(.034)	(.026)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.11%	1.50%	3.33%	3.44%	2.60%	1.30%
Ratios to Average Net Assets D, E
Expenses before reductions	.27% A	.24%	.23%	.23%	.24%	.23%
Expenses net of fee waivers, if any	.26% A	.22%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.26% A	.20%	.17%	.18%	.18%	.18%
Net investment income	.23% A	1.55%	3.27%	3.39%	2.61%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$ 5,892	$ 7,738	$ 10,463	$ 8,976	$ 6,599	$ 4,041

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	-F	.013	.031	.032	.024	.011
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	-	.013	.031	.032	.024	.011
Distributions from net investment income	- F	(.013)	(.031)	(.032)	(.024)	(.011)
Distributions from net realized gain	- F	- F	- F	-	-	- F
Total distributions	- F	(.013)	(.031)	(.032)	(.024)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.05%	1.35%	3.18%	3.29%	2.45%	1.15%
Ratios to Average Net AssetsD, E
Expenses before reductions	.42% A	.39%	.38%	.38%	.39%	.38%
Expenses net of fee waivers, if any	.39% A	.37%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.39% A	.35%	.32%	.32%	.33%	.33%
Net investment income	.10% A	1.40%	3.12%	3.24%	2.46%	1.13%
Supplemental Data
Net assets, end of period (in millions)	$ 45	$ 54	$ 111	$ 116	$ 182	$ 133

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Class III

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.012	.030	.031	.023	.010
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	.012	.030	.031	.023	.010
Distributions from net investment income	- F	(.012)	(.030)	(.031)	(.023)	(.010)
Distributions from net realized gain	- F	- F	- F	-	-	- F
Total distributions	- F	(.012)	(.030)	(.031)	(.023)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.02%	1.25%	3.07%	3.18%	2.35%	1.05%
Ratios to Average Net Assets D, E
Expenses before reductions	.52% A	.49%	.48%	.48%	.49%	.48%
Expenses net of fee waivers, if any	.45% A	.47%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.42%	.42%	.43%	.43%
Net investment income	.04% A	1.30%	3.02%	3.14%	2.36%	1.03%
Supplemental Data
Net assets, end of period (in millions)	$ 160	$ 272	$ 459	$ 360	$ 481	$ 174

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.014	.032	.033	.025	.012
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.014	.032	.033	.025	.012
Distributions from net investment income	(.001)	(.014)	(.032)	(.033)	(.025)	(.012)
Distributions from net realized gain	- F	- F	- F	-	-	- F
Total distributions	(.001)	(.014)	(.032)	(.033)	(.025)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.09%	1.45%	3.28%	3.39%	2.55%	1.25%
Ratios to Average Net Assets D, E
Expenses before reductions	.32% A	.29%	.28%	.29%	.29%	.28%
Expenses net of fee waivers, if any	.30% A	.27%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.30% A	.25%	.22%	.23%	.23%	.23%
Net investment income	.18% A	1.50%	3.22%	3.34%	2.56%	1.23%
Supplemental Data
Net assets, end of period (in millions)	$ 87	$ 48	$ 92	$ 85	$ 133	$ 72

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the trust). Each Fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. In January 2009, the Board of Trustees of Money Market Portfolio approved the creation of an additional class of shares. Money Market Portfolio commenced sale of Class F shares on June 26, 2009. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV shares. Prime Money Market Portfolio offers Class IV and Institutional Class. Money Market Portfolio offers Class F and Institutional Class. All classes have equal rights as to assets and voting privileges. Prime Money Market Portfolio and Money Market Portfolio offer conversion privileges between classes within each fund to eligible shareholders of the existing classes of shares. Class F shares are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 20, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Funds participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. In 2008, the Funds paid the U.S. Treasury Department fees equal to 0.025% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through April 30, 2009. Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio participated in the extension of the Program through September 18, 2009 for an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008. The fees were amortized over the length of the participation in the Program. The expense was borne by the Funds without regard to any expense limitation in effect for the Funds.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Government Portfolio and Money Market Portfolio, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Treasury Only Portfolio	$ 14,900,397	$ -	$ -	$ -
Treasury Portfolio	18,715,213	-	-	-
Government Portfolio	65,211,107	-	-	-
Prime Money Market Portfolio	53,881,422	-	-	-
Money Market Portfolio	64,456,623	-	-	-
Tax-Exempt Portfolio	6,161,520	-	-	-

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, Certain Funds may enter into reverse repurchase agreements whereby a fund transfers securities to a counterparty who then agrees to transfer them back to the applicable fund at a future date and agreed upon price, reflecting a rate of interest below market rate. A fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus accrued interest in return for the same securities transferred. A fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding each applicable fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding. Each applicable Fund's activity during the period is as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Reverse Repurchase Agreements - continued

	Average Daily Loan Balance	Weighted Average Interest Rate
Government Portfolio	$ 190,926.02%
Prime Money Market Portfolio	65,920.20%
Money Market Portfolio	99,392.05%

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

The following amounts were paid to and retained by FDC:

	Paid to FDC	Retained by FDC
Treasury Only Portfolio: Class II	$ 597	$ 112
Class III	914	351
Class IV	195	688
Select Class	218	3
	$ 1,924	$ 1,154
Treasury Portfolio: Class II	$ 220	$ 22
Class III	5,824	1,674
Class IV	1,085	129
Select Class	185	1
	$ 7,314	$ 1,826
Government Portfolio: Class II	$ 1,367	$ 12
Class III	4,083	494
Select Class	147	-
	$ 5,597	$ 506
Prime Money Market Portfolio: Class II	$ 1,152	$ -
Class III	4,357	-
Class IV	477	74
Select Class	242	1
	$ 6,228	$ 75

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Paid to FDC	Retained by FDC
Money Market Portfolio: Class II	$ 630	$ -
Class III	5,797	-
Select Class	121	-
	$ 6,548	$ -
Tax-Exempt Portfolio: Class II	$ 35	$ 8
Class III	269	59
Select Class	18	3
	$ 322	$ 70

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Class F and Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of average net assets. FIIOC receives no fees for providing transfer agency services to Class F. For the period, the total transfer agent fees paid by each applicable class to FIIOC were as follows:

Treasury Only Portfolio - Class I	$ 4,151
Treasury Only Portfolio - Class II	240
Treasury Only Portfolio - Class III	223
Treasury Only Portfolio - Class IV	24
Treasury Only Portfolio - Select Class	262
$ 4,900
Treasury Portfolio - Class I	$ 4,598
Treasury Portfolio - Class II	89
Treasury Portfolio - Class III	1,403
Treasury Portfolio - Class IV	130
Treasury Portfolio - Select Class	223
$ 6,443
Government Portfolio - Class I	$ 18,367
Government Portfolio - Class II	558
Government Portfolio - Class III	990
Government Portfolio - Select Class	179
$ 20,094
Prime Money Market Portfolio - Class I	$ 5,691
Prime Money Market Portfolio - Class II	467
Prime Money Market Portfolio - Class III	1,056
Prime Money Market Portfolio - Class IV	58
Prime Money Market Portfolio - Select Class	293
Prime Money Market Portfolio - Institutional Class	2,603
$ 10,168
Money Market Portfolio - Class I	$ 10,901
Money Market Portfolio - Class II	254
Money Market Portfolio - Class III	1,397
Money Market Portfolio - Select Class	147
Money Market Portfolio - Institutional Class	3,011
$ 15,710
Tax-Exempt Portfolio - Class I	$ 2,122
Tax-Exempt Portfolio - Class II	14
Tax-Exempt Portfolio - Class III	68
Tax-Exempt Portfolio - Select Class	21
$ 2,225

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

Prime Money Market Portfolio
Class I	.20%	$ 1,150
Class II	.35%	90
Class III	.45%	199
Class IV	.70%	10
Select Class	.25%	59
Institutional Class	.14%	3,656
Money Market Portfolio
Class I	.18%	$ 5,091
Class II	.33%	117
Class III	.43%	649
Select Class	.23%	70
Class F	.14%	-*
Institutional Class	.14%	3,802
Tax-Exempt Portfolio
Class I	.20%	$ 534
Class II	.35%	4
Class III	.45%	18
Select Class	.25%	5

* Amount represents two dollars.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Treasury Only Portfolio
Class II	$ 98
Class III	360
Class IV	129
Treasury Portfolio
Class II	$ 29
Class III	1,863
Class IV	712
Select Class	1
Government Portfolio
Class II	$ 28
Class III	526
Prime Money Market Portfolio
Class III	$ 1
Class IV	79
Tax-Exempt Portfolio
Class II	$ 3
Class III	59
Select Class	1

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Semiannual Report

6. Expense Reductions - continued

Custody expense reduction

Treasury Only Portfolio	$ 20
Treasury Portfolio	4
Government Portfolio	1
Prime Money Market Portfolio	1
Money Market Portfolio	1
Tax-Exempt Portfolio	24

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2009A	Year ended March 31, 2009
From net investment income
Treasury Only Portfolio - Class I	$ 11,506	$ 95,559
Treasury Only Portfolio - Class II	168	6,359
Treasury Only Portfolio - Class III	47	4,698
Treasury Only Portfolio - Class IV	4	356
Treasury Only Portfolio - Select Class	486	2,860
Total	$ 12,211	$ 109,832
Treasury Portfolio - Class I	$ 14,382	$ 184,961
Treasury Portfolio - Class II	91	3,247
Treasury Portfolio - Class III	374	46,197
Treasury Portfolio - Class IV	22	2,736
Treasury Portfolio - Select Class	538	5,324
Total	$ 15,407	$ 242,465
Government Portfolio - Class I	$ 87,169	$ 430,834
Government Portfolio - Class II	1,302	25,189
Government Portfolio - Class III	1,193	30,996
Government Portfolio - Select Class	729	4,716
Total	$ 90,393	$ 491,735
Prime Money Market Portfolio - Class I	$ 43,427	$ 184,457
Prime Money Market Portfolio - Class II	2,603	26,769
Prime Money Market Portfolio - Class III	4,256	57,651
Prime Money Market Portfolio - Class IV	62	1,190
Prime Money Market Portfolio - Select Class	2,332	12,524
Prime Money Market Portfolio - Institutional Class	45,002	199,704
Total	$ 97,682	$ 482,295
Money Market Portfolio - Class I	$ 120,728	$ 680,040
Money Market Portfolio - Class II	2,072	14,350
Money Market Portfolio - Class III	9,390	103,929
Money Market Portfolio - Select Class	1,497	30,642
Money Market Portfolio - Class F	1	-
Money Market Portfolio - Institutional Class	69,055	307,935
Total	$ 202,743	$ 1,136,896
Tax-Exempt Portfolio - Class I	$ 8,157	$ 156,473
Tax-Exempt Portfolio - Class II	22	1,489
Tax-Exempt Portfolio - Class III	46	4,215
Tax-Exempt Portfolio - Select Class	58	1,692
Total	$ 8,283	$ 163,869

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Distributions to Shareholders - continued

	Six months ended September 30, 2009A	Year ended March 31, 2009
From net realized gain
Tax-Exempt Portfolio - Class I	$ 73	$ 3,557
Tax-Exempt Portfolio - Class II	1	41
Tax-Exempt Portfolio - Class III	3	108
Tax-Exempt Portfolio - Select Class	1	48
Total	$ 78	$ 3,754

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Six months ended September 30, 2009A	Year ended March 31, 2009
Treasury Only Portfolio - Class I Shares sold	6,946,405	35,395,598
Reinvestment of distributions	9,133	71,823
Shares redeemed	(10,376,099)	(26,708,022)
Net increase (decrease)	(3,420,561)	8,759,399
Treasury Only Portfolio - Class II Shares sold	382,702	2,530,486
Reinvestment of distributions	111	4,949
Shares redeemed	(593,053)	(2,143,484)
Net increase (decrease)	(210,240)	391,951
Treasury Only Portfolio - Class III Shares sold	1,206,724	4,019,027
Reinvestment of distributions	21	2,262
Shares redeemed	(1,349,147)	(3,700,771)
Net increase (decrease)	(142,402)	320,518
Treasury Only Portfolio - Class IV Shares sold	56,032	519,344
Reinvestment of distributions	4	355
Shares redeemed	(132,930)	(419,616)
Net increase (decrease)	(76,894)	100,083
Treasury Only Portfolio - Select Class Shares sold	485,755	1,929,218
Reinvestment of distributions	457	2,561
Shares redeemed	(487,179)	(1,343,239)
Net increase (decrease)	(967)	588,540
Treasury Portfolio - Class I Shares sold	15,596,927	103,467,582
Reinvestment of distributions	8,490	108,507
Shares redeemed	(18,623,708)	(102,379,038)
Net increase (decrease)	(3,018,291)	1,197,051
Treasury Portfolio - Class II Shares sold	460,701	5,073,221
Reinvestment of distributions	26	1,003
Shares redeemed	(623,463)	(4,971,800)
Net increase (decrease)	(162,736)	102,424

Semiannual Report

8. Share Transactions - continued

	Six months ended September 30, 2009A	Year ended March 31, 2009
Treasury Portfolio - Class III Shares sold	5,002,554	21,880,549
Issued in exchange for shares of Capital One U.S. Treasury Money Market Fund	-	75,597
Reinvestment of distributions	94	7,798
Shares redeemed	(5,807,634)	(22,242,212)
Net increase (decrease)	(804,986)	(278,268)
Treasury Portfolio - Class IV Shares sold	291,810	2,087,001
Reinvestment of distributions	1	28
Shares redeemed	(296,641)	(1,633,488)
Net increase (decrease)	(4,830)	453,541
Treasury Portfolio - Select Class Shares sold	1,020,320	3,027,521
Reinvestment of distributions	380	2,934
Shares redeemed	(1,338,578)	(2,661,733)
Net increase (decrease)	(317,878)	368,722
Government Portfolio - Class I Shares sold	218,190,753	254,590,058
Reinvestment of distributions	41,074	222,872
Shares redeemed	(212,957,347)	(218,469,166)
Net increase (decrease)	5,274,480	36,343,764
Government Portfolio - Class II Shares sold	32,785,696	62,359,535
Reinvestment of distributions	561	11,208
Shares redeemed	(33,171,144)	(61,776,196)
Net increase (decrease)	(384,887)	594,547
Government Portfolio - Class III Shares sold	8,940,650	17,751,533
Reinvestment of distributions	336	13,989
Shares redeemed	(8,992,540)	(16,497,932)
Net increase (decrease)	(51,554)	1,267,590
Government Portfolio - Select Class Shares sold	1,598,393	2,743,956
Reinvestment of distributions	511	2,340
Shares redeemed	(1,720,220)	(2,400,512)
Net increase (decrease)	(121,316)	345,784
Prime Money Market Portfolio - Class I Shares sold	60,534,647	94,175,155
Reinvestment of distributions	22,631	97,393
Shares redeemed	(48,960,841)	(90,129,342)
Net increase (decrease)	11,596,437	4,143,206
Prime Money Market Portfolio - Class II Shares sold	4,032,633	10,010,219
Reinvestment of distributions	1,749	17,060
Shares redeemed	(3,816,060)	(9,914,982)
Net increase (decrease)	218,322	112,297
Prime Money Market Portfolio - Class III Shares sold	8,978,542	16,843,203
Issued in exchange for shares of Capital One Cash Reserve Fund	-	128,003
Reinvestment of distributions	1,181	17,917
Shares redeemed	(8,670,846)	(16,361,572)
Net increase (decrease)	308,877	627,551

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Share Transactions - continued

	Six months ended September 30, 2009A	Year ended March 31, 2009
Prime Money Market Portfolio - Class IV Shares sold	364,070	361,968
Reinvestment of distributions	49	748
Shares redeemed	(241,068)	(296,719)
Net increase (decrease)	123,051	65,997
Prime Money Market Portfolio - Select Class Shares sold	5,264,347	4,145,356
Reinvestment of distributions	1,728	8,953
Shares redeemed	(5,233,203)	(4,055,435)
Net increase (decrease)	32,872	98,874
Prime Money Market Portfolio - Institutional Class Shares sold	65,795,849	126,832,050
Reinvestment of distributions	29,406	96,591
Shares redeemed	(54,708,966)	(121,579,962)
Net increase (decrease)	11,116,289	5,348,679
Money Market Portfolio - Class I Shares sold	47,872,467	108,763,256
Reinvestment of distributions	98,454	568,010
Shares redeemed	(47,907,110)	(102,298,831)
Net increase (decrease)	63,811	7,032,435
Money Market Portfolio - Class II Shares sold	1,471,390	1,889,525
Reinvestment of distributions	1,808	12,233
Shares redeemed	(1,219,926)	(1,920,432)
Net increase (decrease)	253,272	(18,674)
Money Market Portfolio - Class III Shares sold	11,605,379	26,158,475
Reinvestment of distributions	4,167	42,996
Shares redeemed	(10,721,057)	(27,274,313)
Net increase (decrease)	888,489	(1,072,842)
Money Market Portfolio - Select Class Shares sold	3,907,844	13,502,430
Reinvestment of distributions	695	12,517
Shares redeemed	(3,941,867)	(14,522,382)
Net increase (decrease)	(33,328)	(1,007,435)
Money Market Portfolio - Class F Shares sold	389	-
Reinvestment of distributions	1	-
Shares redeemed	-*	-
Net increase (decrease)	390	-
Money Market Portfolio - Institutional Class Shares sold	57,432,025	90,306,897
Reinvestment of distributions	47,085	221,414
Shares redeemed	(51,162,268)	(86,583,911)
Net increase (decrease)	6,316,842	3,944,400
Tax-Exempt Portfolio - Class I Shares sold	4,420,610	21,309,938
Reinvestment of distributions	5,530	113,470
Shares redeemed	(6,272,523)	(24,144,656)
Net increase (decrease)	(1,846,383)	(2,721,248)
Tax-Exempt Portfolio - Class II Shares sold	33,638	293,597
Reinvestment of distributions	21	1,476
Shares redeemed	(43,253)	(352,254)
Net increase (decrease)	(9,594)	(57,181)

Semiannual Report

8. Share Transactions - continued

	Six months ended September 30, 2009A	Year ended March 31, 2009
Tax-Exempt Portfolio - Class III Shares sold	513,607	1,884,704
Reinvestment of distributions	29	2,652
Shares redeemed	(625,128)	(2,074,003)
Net increase (decrease)	(111,492)	(186,647)
Tax-Exempt Portfolio - Select Class Shares sold	67,700	345,017
Reinvestment of distributions	56	1,655
Shares redeemed	(29,006)	(390,575)
Net increase (decrease)	38,750	(43,903)

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

* Amount represents one hundred and fifty-four dollars.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Merger Information.

On November 21, 2008, Treasury Portfolio acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One U.S. Treasury Money Market Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on October 21, 2008. The acquisition was accomplished by an exchange of 75,597 shares of Class III of Treasury Portfolio for 75,597 shares (valued at $1.00 per share) of Capital One U.S. Treasury Money Market Fund.

On November 21, 2008, Prime Money Market Portfolio acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Cash Reserve Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on October 21, 2008. The acquisition was accomplished by an exchange of 128,003 shares of Class III of Prime Money Market Portfolio for 127,855 and 148 shares then outstanding of Class A and Class B (valued at $1.00 per share, respectively) of Capital One Cash Reserve Fund.

The reorganizations qualified as tax-free reorganizations for federal income tax purposes with no gain or loss recognized to the Funds or their shareholders. Capital One U.S. Treasury Money Market Fund's net assets were combined with Treasury Portfolio's net assets of $28,406,258 for total net assets after the acquisition of $28,481,855.

Capital One Cash Reserve Fund's net assets were combined with Prime Money Market's net assets of $18,678,394 for total net assets after the acquisition of $18,806,397.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

FIMM Funds: Treasury Only Portfolio / Treasury Portfolio / Government Portfolio / Prime Money Market Portfolio / Money Market Portfolio / Tax-Exempt Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On May 21, 2009, the Board voted to continue each fund's Advisory Contracts for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board would consider their renewal in September 2009.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board and its meeting throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Class I and Class III of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class I and Class III show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Treasury Only Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class I of the fund was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Semiannual Report

Treasury Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Government Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Prime Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Semiannual Report

Tax-Exempt Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class I of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG% of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Treasury Only Portfolio

Treasury Portfolio

Semiannual Report

Government Portfolio

Prime Money Market Portfolio

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Money Market Portfolio

Tax-Exempt Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amended and restated management contract for each fund (effective December 1, 2007) that lowered each fund's management fee from 20 basis points to 14 basis points. The Board considered that the charts reflect each fund's lower management fee for 2007, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered that it had approved changes (effective December 1, 2007) in the contractual arrangements for each fund that set the "class level" transfer agent fee at a fixed rate of 3 basis points for Institutional Class and at a fixed rate of 6 basis points for all other classes. The Board recognized that, although the new fixed transfer agent fee rate for Class I, Class II, Class III and Select Class of each fund is higher than its previous rate, each class's total expenses, before any waivers or reimbursements, is lower because of the 6 basis point reduction in each fund's management fee.

Semiannual Report

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expenses of each of Class I and Select Class of Treasury Only Portfolio ranked below its competitive median for 2008 and the total expenses of each of Class II, Class III, and Class IV ranked above its competitive median for 2008.

The Board noted that the total expenses of each of Class I and Select Class of Treasury Portfolio ranked below its competitive median for 2008, the total expenses of Class II ranked equal to its competitive median for 2008, and the total expenses of each of Class III and Class IV ranked above its competitive median for 2008.

The Board noted that the total expenses of each of Class I and Select Class of Government Portfolio ranked below its competitive median for 2008 and the total expenses of each of Class II and Class III ranked above its competitive median for 2008.

The Board noted that the total expenses of each of Class I, Select Class, and Institutional Class of Prime Money Market Portfolio ranked below its competitive median for 2008 and the total expenses of each of Class II, Class III, and Class IV ranked above its competitive median for 2008.

The Board noted that the total expenses of each of Class I, Class II, Select Class, and Institutional Class of Money Market Portfolio ranked below its competitive median for 2008 and the total expenses of Class III ranked above its competitive median for 2008.

The Board noted that the total expenses of each of Class I and Select Class of Tax-Exempt Portfolio ranked below its competitive median for 2008 and the total expenses of each of Class II and Class III ranked above its competitive median for 2008.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees and management fees to maintain a minimum yield for certain classes of each fund (except Money Market Portfolio).

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Advisor

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisor

Fidelity Investments Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Fidelity Service Company, Inc.
Boston, MA

Custodians

The Bank of New York Mellon
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market
Portfolio, and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

IMM-SANN-1109
1.537280.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Colchester Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 2, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 2, 2009